FILE NO.  33-12947
                                                              FILE NO.  811-5079
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 14          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 15                 (X)
                                   ---------
                       JOHN HANCOCK TAX-EXEMPT SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
(x) on January 1, 1999 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         JOHN HANCOCK

                         Tax-Free
                         Income Funds

                         [LOGO]  Prospectus
                                 January 1, 1999

--------------------------------------------------------------------------------

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                         California Tax-Free Income Fund

                         High Yield Tax-Free Fund

                         Massachusetts Tax-Free
                         Income Fund

                         New York Tax-Free Income Fund

                         Tax-Free Bond Fund

                  [LOGO] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm

                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of       California Tax-Free Income Fund                4
goals, strategies, risks,
performance and expenses.       High Yield Tax-Free Fund                       6

                                Massachusetts Tax-Free Income Fund             8

                                New York Tax-Free Income Fund                 10

                                Tax-Free Bond Fund                            12


Policies and instructions for   Your account
opening, maintaining and        Choosing a share class                        14
closing an account in any       How sales charges are calculated              14
tax-free income fund.           Sales charge reductions and waivers           14
                                Opening an account                            15
                                Buying shares                                 16
                                Selling shares                                17
                                Transaction policies                          19
                                Dividends and account policies                19
                                Additional investor services                  20


Further information on the      Fund details
tax-free income funds.          Business structure                            21
                                Financial highlights                          22


                                For more information                  back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK TAX-FREE INCOME FUNDS

John Hancock tax-free income funds seek to offer income that is exempt from federal and, in some cases, state and local income tax. Each fund has its own strategy and its own risk profile. Each fund invests at least 80% of assets in municipal securities exempt from federal (and in some funds, state) income tax as well as the federal alternative minimum tax. However, a portion of a tax-free fund's income may be subject to these taxes.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     are in higher income brackets

o     want regular monthly income

o     are interested in lowering their income tax burden

o pay California, Massachusetts or New York income tax (state-specific funds)

Tax-free income funds may NOT be appropriate if you:

o     are not subject to a high level of state or federal income tax

o     are seeking an investment for a tax-deferred retirement account

o     are investing for maximum return over a long time horizon

o     require absolute stability of your principal

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock tax-free income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clipart] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clipart] Main risks The major risk factors associated with the fund.

[Clipart] Past performance The fund's total return, measured year-by-year and over time.

[Clipart] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

California Tax-Free Income Fund

GOAL AND STRATEGY

[Clipart] The fund seeks a high level of current income consistent with preservation of capital that is exempt from federal and California personal income taxes. In pursuing this goal, the fund normally invests at least 80% of assets in California municipal debt obligations of any maturity. Although most of these securities are investment grade when purchased, the fund may invest up to 20% of assets in junk bonds rated BB/Ba and their unrated equivalents.

In managing its portfolio, the fund uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the fund uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The fund commonly seeks out revenue bonds, which are repaid from income tied to specific facilities, such as a power plant. The fund also favors bonds with limitations on whether they can be called or redeemed by the issuer before maturity. This enables the fund to minimize the effect of declining interest rates on the fund's income.

The fund may use certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------

[The following table was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

1990          6.69%
1991         11.70%
1992          9.06%
1993         13.60%
1994         -9.29%
1995         21.91%
1996          4.48%
1997         10.13%

Best quarter: up 9.23%, first quarter 1995   Worst quarter: down 6.58%, first
quarter 1994

Total return for first nine months of 1998: X.XX%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                            Class A   Class B     Index
--------------------------------------------------------------------------------
 1 year                       5.17%    4.29%      9.19%
--------------------------------------------------------------------------------
 5 years                      6.66%    6.54%      7.36%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

PORTFOLIO MANAGEMENT

Barry H. Evans, CFA
----------------------------------

Senior vice president of adviser
Joined team in April 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
----------------------------------

Vice president of adviser
Joined team in April 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
----------------------------------

Second vice president of adviser
Joined team in April 1995
Joined adviser in 1988
Began career in 1982

MAIN RISKS

[Clipart] The major factor in this fund's performance is interest rates. When interest rates change, bond prices change in proportion to their duration. Generally, a 1% rise in interest rates will cause a 1 % fall in value for every year of an income fund's duration. If the fund's duration is longer than that of the markets it invests in, it could suffer disproportionate losses when interest rates rise.

Because the fund invests primarily in California issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those regarding taxes) and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A        Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                 4.50%           none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less      none(1)         5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                                Class A        Class B
--------------------------------------------------------------------------------
Management fee                                           0.48%           0.48%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                    0.15%           0.90%
--------------------------------------------------------------------------------
Other expenses                                           0.12%           0.12%
--------------------------------------------------------------------------------
Total fund operating expenses                            0.75%           1.50%
--------------------------------------------------------------------------------
Expense reimbursement (at least until 1/1/00)                %               %
--------------------------------------------------------------------------------
Actual operating expenses                                    %               %
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                               $52        $68        $ 85       $134
--------------------------------------------------------------------------------
Class B - with redemption             $65        $77        $102       $159
--------------------------------------------------------------------------------
        - without redemption          $15        $47        $ 82       $159

FUND CODES

Class A
--------------------------

Ticker      TACAX
CUSIP       41014R108
Newspaper   CATFA
SEC number  811-5979

Class B
--------------------------

Ticker      TSCAX
CUSIP       41014R207
Newspaper   CATFB
SEC number  811-5979

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

High Yield Tax-Free Fund


GOAL AND STRATEGY

[Clipart] The fund seeks a high level of current income that is largely exempt from federal income tax consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of assets in tax-exempt municipal debt obligations of any maturity with credit ratings from A to BB/Ba and their unrated equivalents. The fund may also invest up to 5% of assets in bonds rated as low as CC/Ca and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing its portfolio, the fund uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the fund uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The fund commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as a power plant. The fund also favors bonds with limitations on whether they can be called or redeemed by the issuer before maturity. This enables the fund to minimize the effect of declining interest rates on the fund's income.

The fund may use certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
1988                 13.45%
1989                  7.50%
1990                  3.80%
1991                 12.30%
1992                  8.35%
1993                 11.58%
1994                 -5.70%
1995                 18.89%
1996                  0.60%
1997                  8.81%

Best quarter: up 7.62%, first quarter 1995    Worst quarter: down 4.18%, first
quarter 1994

Total return for first nine months of 1998: X.XX%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                Class A       Class B        Index
-------------------------------------------------------------------------------
1 year                          4.68%         3.81%          9.19%
--------------------------------------------------------------------------------
5 years                         --            6.17%          7.36%
-------------------------------------------------------------------------------
10 years                        --            7.75%          8.58%
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

PORTFOLIO MANAGEMENT

Barry H. Evans, CFA
-------------------------------------

Senior vice president of adviser
Joined team in April 1998
Joined adviser in 1986
Began career in 1986

Frank A. Lucibella, CFA
-------------------------------------

Second vice president of adviser
Joined team in April 1995
Joined adviser in 1988
Began career in 1982

Dianne Sales, CFA
-------------------------------------

Vice president of adviser
Joined team in April 1995
Joined adviser in 1989
Began career in 1984

MAIN RISKS

[Clipart] The major factors in this fund's performance are interest rates and credit risk. When interest rates change, bond prices change in proportion to their duration. Generally, a 1% rise in interest rates will cause a 1% fall in value for every year of an income fund's duration. If the fund's duration is longer than that of the markets it invests in, it could suffer disproportionate losses when interest rates rise.

Because their issuers are often in relatively weak financial health, junk bonds could make the fund more sensitive to market or economic shifts, and to the risk of default of a particular bond. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                          Class A     Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                  4.50%       none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less       none(1)     5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                                 Class A     Class B
--------------------------------------------------------------------------------
Management fee                                            0.58%       0.58%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                     0.25%       1.00%
--------------------------------------------------------------------------------
Other expenses                                            0.23%       0.23
--------------------------------------------------------------------------------
Total fund operating expenses                             1.06%       1.81%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1     Year 3     Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $55        $77        $101         $169
--------------------------------------------------------------------------------
Class B - with redemption       $68        $87        $188         $193
--------------------------------------------------------------------------------
        - without redemption    $18        $57        $ 98         $193


FUND CODES

Class A
---------------------------

Ticker      JHTFX
CUSIP       41013Y302
Newspaper   --
SEC number  811-5968

Class B
---------------------------

Ticker      TSHTX
CUSIP       41013Y401
Newspaper   HYTFB
SEC number  811-5968

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Massachusetts Tax-Free Income Fund

GOAL AND STRATEGY

[Clipart] The fund seeks a high level of current income consistent with preservation of capital that is exempt from federal and Massachusetts personal income taxes.

In pursuing its goal, the fund normally invests at least 80% of assets in Massachusetts municipal debt obligations of any maturity. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in securities rated BBB/Baa or BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing its portfolio, the fund uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the fund uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The fund commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as a power plant. The fund also favors bonds with limitations on whether they can be called or redeemed by the issuer before maturity. This enables the fund to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may use certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

1988           10.41%
1989            8.64%
1990            4.39%
1991           13.56%
1992            9.50%
1993           12.71%
1994           -5.51%
1995           16.36%
1996            4.27%
1997            9.34%

Best quarter: up 6.68%, first quarter 1995   Worst quarter: down 6.07%,
first quarter 1994

Total return for first nine months of 1998: X.XX%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                          Class A       Class B        Index
--------------------------------------------------------------------------------
1 year                                    4.42%         3.56%          9.19%
--------------------------------------------------------------------------------
5 years                                   6.17%         --             7.36%
--------------------------------------------------------------------------------
10 years                                  7.71%         --             8.58%
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

PORTFOLIO MANAGEMENT

Barry H. Evans, CFA
-----------------------------------

Senior vice president of adviser
Joined team in April 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
-----------------------------------

Vice president of adviser
Joined team in April 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
-----------------------------------

Second vice president of adviser
Joined team in April 1995
Joined adviser in 1988
Began career in 1982

MAIN RISKS

[Clipart] The major factor in this fund's performance is interest rates. When interest rates change, bond prices change in proportion to their duration. Generally, a 1% rise in interest rates will cause a 1% fall in value for every year of an income fund's duration. If the fund's duration is longer than that of the markets it invests in, it could suffer disproportionate losses when interest rates rise.

Because the fund invests primarily in Massachusetts issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A       Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                4.50%         none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(1)       5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                               Class A       Class B
--------------------------------------------------------------------------------
Management fee                                          0.11%         0.11%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.30%         1.00%
--------------------------------------------------------------------------------
Other expenses                                          0.29%         0.29%
--------------------------------------------------------------------------------
Total fund operating expenses                           0.70%         1.40%
--------------------------------------------------------------------------------
Expense reimbursement (at least until 1/1/00)               %             %
--------------------------------------------------------------------------------
Actual operating expenses                                   %             %
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                            Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                             $52         $66         $82         $128
--------------------------------------------------------------------------------
Class B - with redemption           $64         $74         $97         $149
--------------------------------------------------------------------------------
        - without redemption        $14         $44         $77         $149

FUND CODES

Class A
----------------------------

Ticker      JHMAX
CUSIP       410229207
Newspaper   MATFA
SEC number  811-5079

Class B
----------------------------

Ticker      N/A
CUSIP       410229405
Newspaper   --
SEC number  811-5079

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

New York Tax-Free Income Fund

GOAL AND STRATEGY

[Clipart] The fund seeks a high level of current income consistent with preservation of capital that is exempt from federal, New York State, and New York City personal income taxes.

In pursuing its goal, the fund normally invests at least 80% of assets in New York municipal debt obligations of any maturity. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in bonds rated BBB/Baa or BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing its portfolio, the fund uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the fund uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.

The fund commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as a power plant. The fund also favors bonds with limitations on whether they can be called or redeemed by the issuer before maturity. This enables the fund to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may use certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-to-year and index figures do not and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

1988               11.40%
1989                9.06%
1990                4.77%
1991               13.63%
1992                9.45%
1993               13.78%
1994               -6.48%
1995               17.09%
1996                3.65%
1997                9.50%

Best quarter: up 6.64%, first quarter 1995   Worst quarter: down 5.54%, first
quarter 1994

Total return for first nine months of 1998: X.XX%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                          Class A       Class B        Index
--------------------------------------------------------------------------------
1 year                                    4.57%         3.69%          9.19%
--------------------------------------------------------------------------------
5 years                                   6.19%         --             7.36%
--------------------------------------------------------------------------------
10 years                                  7.89%         --             8.58%
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

PORTFOLIO MANAGEMENT

Barry H. Evans, CFA
------------------------------

Senior vice president of adviser
Joined team in April 1998
Joined adviser in 1986
Began career in 1986

Frank A. Lucibella, CFA
------------------------------

Second vice president of adviser
Joined team in April 1995
Joined adviser in 1988
Began career in 1982

Dianne Sales, CFA
------------------------------

Vice president of adviser
Joined team in April 1995
Joined adviser in 1989
Began career in 1984

MAIN RISKS

[Clipart] The major factor in this fund's performance is interest rates. When interest rates change, bond prices change in proportion to their duration. Generally, a 1% rise in interest rates will cause a 1% fall in value for every year of an income fund's duration. If the fund's duration is longer than that of the markets it invests in, it could suffer disproportionate losses when interest rates rise.

Because the fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the legacy of past credit problems of New York City and other issuers.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A      Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases                4.50%        none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less     none(1)      5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                               Class A      Class B
--------------------------------------------------------------------------------
Management fee                                          0.11%        0.11%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                   0.30%        1.00%
--------------------------------------------------------------------------------
Other expenses                                          0.29%        0.29%
--------------------------------------------------------------------------------
Total fund operating expenses                           0.70%        1.40%
--------------------------------------------------------------------------------
Expense reimbursement (at least until 1/1/00)               %            %
--------------------------------------------------------------------------------
Actual operating expenses                                   %            %
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                              Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                               $52        $66        $82        $128
--------------------------------------------------------------------------------
Class B - with redemption             $64        $74        $97        $149
--------------------------------------------------------------------------------
        - without redemption          $14        $44        $77        $149

FUND CODES

Class A
------------------------------

Ticker      JHNYX
CUSIP       410229306
Newspaper   NYTFA
SEC number  811-5079

Class B
------------------------------

Ticker      N/A
CUSIP       410229504
Newspaper   --
SEC number  811-5079

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Tax-Free Bond Fund

GOAL AND STRATEGY

[Clipart] The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of assets in tax-exempt municipal debt obligations of any maturity. Most of these bonds are investment grade when purchased, but the fund may also invest up to 35% of assets in junk bonds rated BB/Ba or B and their unrated equivalents.

In managing its portfolio, the fund uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the fund uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds. The fund commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as a power plant. The fund may invest up to 25% of assets in private activity bonds.

The fund also favors bonds with limitations on whether they can be called or redeemed by the issuer before maturity. This enables the fund to minimize the effect of declining interest rates on the fund's income.

The fund may use certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk, although it does not intend to use them extensively.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these cases, the fund might not achieve its goal.

================================================================================

PAST PERFORMANCE

[Clipart] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. The average annual figures reflect sales charges; the year-to-year and index figures do not and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

[The following table was represented as a bar chart in the printed material.]

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

1991                14.97%
1992                10.95%
1993                15.15%
1994                -9.26%
1995                20.22%
1996                 4.15%
1997                 9.81%

Best quarter: up 8.82%, first quarter 1995   Worst quarter: down 7.06%, first
quarter 1994

Total return for first nine months of 1998: X.XX%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/97
--------------------------------------------------------------------------------
                                             Class A       Class B        Index
--------------------------------------------------------------------------------
1 year                                       4.87%         4.00%          9.19%
--------------------------------------------------------------------------------
5 years                                      6.53%         6.40%          7.36%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index that includes approximately 15,000 bonds and is commonly used as a measure of bond performance.

PORTFOLIO MANAGEMENT

Barry H. Evans, CFA
------------------------------------

Senior vice president of adviser
Joined team in April 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
------------------------------------

Vice president of adviser
Joined team in April 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
------------------------------------

Second vice president of adviser
Joined team in April 1995
Joined adviser in 1988
Began career in 1982

MAIN RISKS

[Clipart] The major factors in this fund's performance are interest rates and credit risk. When interest rates change, bond prices change in proportion to their duration. Generally, a 1% rise in interest rates will cause a 1% fall in value for every year of an income fund's duration. If the fund's duration is longer than that of the markets it invests in, it could suffer disproportionate losses when interest rates rise.

Junk bonds may make the fund more sensitive to market or economic shifts. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments don't perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund invests in other securities with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o In a down market, certain securities could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clipart] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A        Class B
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases               4.50%          none
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)        5.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Annual operating expenses                              Class A        Class B
--------------------------------------------------------------------------------
Management fee                                         0.47%          0.47%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                  0.15%          0.90%
--------------------------------------------------------------------------------
Other expenses                                         0.23%          0.23%
--------------------------------------------------------------------------------
Total fund operating expenses                          0.85%          1.60%
--------------------------------------------------------------------------------
Expense reimbursement (at least until 1/1/00)              %              %
--------------------------------------------------------------------------------
Actual operating expenses                                  %              %
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                             Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                              $53         $71         $ 90        $145
--------------------------------------------------------------------------------
Class B - with redemption            $66         $81         $107        $170
--------------------------------------------------------------------------------
        - without redemption         $16         $51         $ 87        $170

FUND CODES

Class A
------------------------------------

Ticker      TAMBX
CUSIP       41013Y104
Newspaper   TFBdA
SEC number  811-5968

Class B
------------------------------------

Ticker      TSMBX
CUSIP       41013Y203
Newspaper   TFBdB
SEC number  811-5968

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     Front-end sales charges, as described below.

o Distribution and service (12b-1) fees of 0.15% for California Tax-Free Income and Tax-Free Bond, 0.25% for High Yield Tax-Free and 0.30% for Massachusetts Tax-Free Income and New York Tax-Free Income.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00% (0.90% for California Tax-Free Income and Tax-Free Bond).

o     A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A  Sales charges are as follows:

--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------
                             As a % of                         As a % of your
Your investment              offering price                    investment
--------------------------------------------------------------------------------
Up to $99,999                4.50%                             4.71%
--------------------------------------------------------------------------------
$100,000 - $249,999          3.75%                             3.90%
--------------------------------------------------------------------------------
$250,000 - $499,999          3.00%                             3.09%
--------------------------------------------------------------------------------
$500,000 - $999,999          2.00%                             2.04%
--------------------------------------------------------------------------------
$1,000,000 and over          See below
--------------------------------------------------------------------------------

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                               CDSC on shares
Your investment                                                being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                                         1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                                       0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                                     0.25%
--------------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                            CDSC on
Years after                                                 shares
purchase                                                    being sold
--------------------------------------------------------------------------------
1st year                                                    5.00%
--------------------------------------------------------------------------------
2nd year                                                    4.00%
--------------------------------------------------------------------------------
3rd year                                                    3.00%
--------------------------------------------------------------------------------
4th year                                                    3.00%
--------------------------------------------------------------------------------
5th year                                                    2.00%
--------------------------------------------------------------------------------
6th year                                                    1.00%
--------------------------------------------------------------------------------
After 6 years                                               none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of


14 YOUR ACCOUNT
      your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans
o     to make certain distributions from a retirement plan
o     because of shareholder death or disability
o     to purchase a John Hancock Declaration annuity

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o     certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000
      o     group investments: $250
      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
      o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account
--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------
[Clipart]      o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail to Signature Services         slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    to Signature Services
                                                    (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Clipart]      o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------
[Clipart]      o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.            First Signature Bank &
                                                         Trust
               o Obtain your account number           Account # 900000260
                 by calling your financial            Routing # 211475000
                 representative or                  Specify the fund name, your
                 Signature Services.                share class, your account
                                                    number and the name(s)
               o Instruct your bank to wire         in which the account is
                 the amount of your investment      registered. Your bank may
                 to:                                charge a fee to wire funds.
                   First Signature Bank & Trust
                   Account # 900000260
                   Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Clipart]      See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

                                        ----------------------------------------

                                        Address:

                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA  02217-1000

                                        Phone Number: 1-800-225-5291

                                        Or contact your financial representative for instructions and assistance.

                                        ----------------------------------------


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for                  To sell some or all of your shares
--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------
[Clipart] o Accounts of any type.            o Write a letter of instruction
          o Sales of any amount.               or complete a stock power
                                               indicating the fund name, your
                                               share class, your account
                                               number, the name(s) in which
                                               the account is registered and
                                               the dollar value or number of
                                               shares you wish to sell.

                                             o Include all signatures and any
                                               additional documents that may
                                               be required (see next page).

                                             o Mail the materials to Signature
                                               Services.

                                             o A check will be mailed to the
                                               name(s) and address in which
                                               the account is registered, or
                                               otherwise according to your
                                               letter of instruction.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Clipart] o Most accounts.                   o For automated service 24 hours
          o Sales of up to $100,000.           a day using your touch-tone
                                               phone, call the EASI-Line at
                                               1-800-338-8080.

                                             o To place your order with a
                                               representative at John Hancock
                                               Funds, call Signature Services
                                               between 8 A.M. and 4 P.M.
                                               Eastern Time on most business
                                               days.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------
[Clipart] o Requests by letter to            o Fill out the "Telephone
            sell any amount (accounts          Redemption" section of your
            of any type).                      new account application.

          o Requests by phone to sell        o To verify that the telephone
            up to $100,000 (accounts           redemption privilege is in
            with telephone redemption          place on an account, or to
            privileges).                       request the forms to add it
                                               to an existing account, call
                                               Signature Services.

                                             o Amounts of $1,000 or more will
                                               be wired on the next business
                                               day. A $4 fee will be deducted
                                               from your account.

                                             o Amounts of less than $1,000
                                               may be sent by EFT or by check.
                                               Funds from EFT transactions
                                               are generally available by
                                               the second business day.
                                               Your bank may charge a fee
                                               for this service.

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Clipart] o Accounts of any type.            o Obtain a current prospectus for
          o Sales of any amount.               the fund into which you are
                                               exchanging by calling your
                                               financial representative or
                                               Signature Services.

                                             o Call your financial
                                               representative or Signature
                                               Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                YOUR ACCOUNT  17

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o Provide a copy of the trust document
                                          certified within the past 12 months.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Joint tenancy shareholders with         o Letter of instruction signed by
rights of survivorship whose              surviving tenant.
co-tenants are deceased.                o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor,
                                          certified within the past 12 months.
                                        o Signature guarantee if applicable
                                          (see above).
--------------------------------------------------------------------------------
Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.

                                        ----------------------------------------

                                        Address:

                                        John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

                                        Phone Number: 1-800-225-5291

                                        Or contact your financial representative for instructions and assistance.

                                        ----------------------------------------


18  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements  In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


                                                                 YOUR ACCOUNT 19

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Each fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.

Dividends from a fund's short- and long-term capital gains are taxable. Taxable dividends paid in January may be taxable as if they had been paid the previous December.

The state tax-free income funds intend to comply with certain state tax requirements so that their income dividends generally will be exempt from state and local personal income taxes in the applicable state. Dividends of the other tax-free income funds are generally not exempt from state and local income taxes.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your accou nt application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans.


20 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock tax-free income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Massachusetts Tax-Free Income and New York Tax-Free Income funds have power to change these funds' respective investment goals without shareholder approval.

Management fees The management fees paid to the investment adviser by the John Hancock tax-free income funds last year are as follows:

--------------------------------------------------------------------------------
Fund                                                       % of net assets
--------------------------------------------------------------------------------
California Tax-Free Income Fund                            --
--------------------------------------------------------------------------------
High Yield Tax-Free Fund                                   --
--------------------------------------------------------------------------------
Massachusetts Tax-Free Income Fund                         --
--------------------------------------------------------------------------------
New York Tax-Free Income Fund                              --
--------------------------------------------------------------------------------
Tax-Free Bond Fund                                         --

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

---------------------------------      -----------------------------------------
      Principal distributor                          Transfer agent

    John Hancock Funds, Inc.              John Hancock Signature Services, Inc.

Markets the funds and distributes        Handles shareholder services, including
 shares through selling brokers,             record-keeping and statements,
  financial planners and other                  distribution of dividends
   financial representatives.           and processing of buy and sell requests.
---------------------------------      -----------------------------------------

                                                                Asset management

---------------------------------          -------------------------------------
        Investment adviser                               Custodian

   John Hancock Advisers, Inc.                  Investors Bank & Trust co.
      101 Huntington Avenue
      Boston, MA 02199-7603                Holds the funds' assets, settles all
                                           portfolio trades and collects most of
 Manages the funds' business and              the valuation data required for
      investment activities.                   calculating each fund's NAV.
---------------------------------          -------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

California Tax-Free Income Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             12/93   12/94(1)     12/95      8/96(2)          8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.41     $10.85     $9.28       $10.69        $10.36
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         0.62       0.58      0.57(3)      0.39(3)       0.57(3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.76      (1.57)     1.41        (0.33)         0.41
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.38      (0.99)     1.98         0.06          0.98
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                             (0.62)     (0.58)    (0.57)       (0.39)        (0.57)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold         (0.32)        --        --           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                              (0.94)     (0.58)    (0.57)       (0.39)        (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.85      $9.28    $10.69       $10.36        $10.77
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)                   13.60      (9.31)    21.88         0.61(5)       9.71
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(4,6) (%)        13.42      (9.45)    21.73         0.55(5)       9.64
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                      279,692    241,583   309,305      291,072       291,167
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          0.69       0.75      0.75         0.76(7,8)     0.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)              0.87       0.89      0.90         0.84(7)       0.82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      5.69       5.85      5.76         5.57(7)       5.42
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net
  assets(9) (%)                                                      5.51       5.71      5.61         5.48(7)       5.35
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            51         62        37(10)       30            15
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                          0.02       0.01      0.01(3)      0.01(3)       0.01(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             12/93   12/94(1)     12/95      8/96(2)          8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.41     $10.85     $9.28       $10.68        $10.36
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         0.54       0.51      0.50(3)      0.33(3)       0.49(3)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               0.76      (1.57)     1.40        (0.31)        (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.30      (1.06)     1.90        (0.02)         0.90
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                             (0.54)     (0.51)    (0.50)       (0.34)        (0.49)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold         (0.32)        --        --           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                              (0.86)     (0.51)    (0.50)       (0.34)        (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $10.85      $9.28    $10.68       $10.36        $10.77
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)                   12.76      (9.99)    20.87         0.20(5)       8.88
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(4,6) (%)        12.58     (10.13)    20.72         0.14(5)       8.81
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                       65,437     77,365    84,673       83,253        89,493
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          1.44       1.50      1.50         1.52(7,8)     1.50
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(9) (%)              1.62       1.64      1.65         1.59(7)       1.57
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)      4.82       5.10      4.97         4.81(7)       4.66
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net
  assets(9) (%)                                                      4.64       4.96      4.82         4.72(7)       4.59
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            51         62        37(10)       30            15
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                          0.02       0.01      0.01(3)      0.01(3)       0.01(3)
------------------------------------------------------------------------------------------------------------------------------------

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(2) Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)   Annualized.

(8) For the period ended August 31, 1996, the ratio of expenses to average net assets for the fund excludes the effect of expense offsets. If expense offsets were included, the ratio of expenses to average net assets would be 0.75% and 1.50% for Class A and Class B, respectively.

(9)   Unreimbursed, without fee reduction.

(10)  Portfolio turnover rate excludes merger activity.


22  FUND DETAILS

High Yield Tax-Free Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                        10/94(1)   10/95(2)    8/96(3)        8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $9.85      $8.82       $9.47         $9.16
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                    0.48(4)    0.57        0.49(4)       0.56(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
sold and financial futures contracts                                           (0.94)      0.70       (0.30)         0.18
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               (0.46)      1.27        0.19          0.74
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                        (0.48)     (0.58)      (0.50)        (0.56)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                            (0.09)     (0.04)         --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                         (0.57)     (0.62)      (0.50)        (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $8.82      $9.47       $9.16         $9.34
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5) (%)                               4.96(6)   14.85        1.96(6)       8.29
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                                  15,401     14,225      23,663        32,199
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                     1.15(7)    1.06        1.10(7)       1.06
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                 6.08(7)    6.36        6.39(7)       6.00
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       62         64          38            51
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/93      10/94     10/95(2)     8/96(3)        8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $9.39      $9.98      $8.82       $9.47         $9.16
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         0.53       0.48       0.51        0.44(4)       0.49(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments sold and financial futures contracts                     0.72      (0.90)      0.69       (0.31)         0.18
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     1.25      (0.42)      1.20        0.13          0.67
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                             (0.56)     (0.48)     (0.51)      (0.44)        (0.49)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment income                    --      (0.07)      (0.04)        --            --
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold         (0.10)     (0.19)        --          --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                              (0.66)     (0.74)     (0.55)      (0.44)        (0.49)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $9.98      $8.82      $9.47       $9.16         $9.34
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(5) (%)                   13.69      (4.44)     13.99        1.36(6)       7.51
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                      113,442    151,069    155,234     147,669       139,385
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                          2.06       1.85       1.79        1.81(7)       1.81
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)             5.23       5.36       5.61        5.65(7)       5.28
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                           100         62         64          38            51

(1)   Class A shares began operations on December 31, 1993.

(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(3) Effective August 31, 1996, the fiscal period end changed from October 31 to August 31.

(4)   Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6)   Not annualized.

(7)   Annualized.


                                                                 FUND DETAILS 23

Massachusetts Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                8/94            8/95         8/96            8/97        8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $12.43          $11.56       $11.76           $11.66
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           0.63            0.65         0.65             0.66
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (0.75)           0.20        (0.10)            0.46
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (0.12)           0.85         0.55             1.12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                               (0.63)          (0.65)       (0.65)           (0.66)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold           (0.12)             --           --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                (0.75)          (0.65)       (0.65)           (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.56          $11.76       $11.66           $12.12
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                     (0.97)           7.66         4.78             9.85
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(2,4) (%)          (1.50)           7.21         4.30             9.45
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                         54,122          54,416       55,169           54,253
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                            0.70            0.70         0.75(5)          0.71(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                1.23            1.15         1.18             1.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
   assets (%)                                                          5.28            5.67         5.53             5.59
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average
  net assets(6) (%)                                                    4.75            5.22         5.05             5.19
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              29              24           36               12
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                            0.06            0.05         0.06             0.05
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                                            8/97(1)      8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                               $11.84
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                         0.54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                               0.28
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                     0.82
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                                             (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                     $12.12
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                                                                    7.08(7)
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(2,4) (%)                                                         6.72(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                                                                        2,418
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                          1.41(3,5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                                                              1.81(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                                                      4.82(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net assets(6) (%)                                          4.42(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                                            12
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                                                                          0.04
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class B shares began operations on October 3, 1996.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Annualized.

(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(5) For the periods ended August 31, 1996 and August 31, 1997, the ratio of expenses to average net assets for the fund excludes the effect of expense offsets. If expense offsets were included, the ratio of expenses to average net assets would be 0.70% and 1.40% for Class A and Class B, respectively.

(6)   Unreimbursed, without fee reduction.

(7)   Not annualized.


24  FUND DETAILS

New York Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                8/94            8/95         8/96            8/97      8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $12.63          $11.73       $11.88          $11.83
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           0.64            0.65         0.66            0.67
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                (0.77)           0.15        (0.05)           0.42
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      (0.13)           0.80         0.61            1.09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                               (0.64)          (0.65)       (0.66)          (0.67)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold           (0.13)             --           --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                (0.77)          (0.65)       (0.66)          (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.73          $11.88       $11.83          $12.25
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                     (1.05)           7.19         5.21            9.48
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(2,4) (%)          (1.58)           6.74         4.77            9.08
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                         55,690          55,753       56,229          54,086
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                            0.70            0.70         0.73(5)         0.71(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                1.23            1.15         1.14            1.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)        5.28            5.67         5.51            5.61
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average
  net assets(6) (%)                                                    4.75            5.22         5.07            5.21
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              23              70           76              46
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                            0.06            0.05         0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                                            8/97(1)     8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                              $11.99
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                        0.54
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                              0.26
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                    0.80
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                                                            (0.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                    $12.25
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(2) (%)                                                                   6.82(7)
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(2,4) (%)                                                        6.46(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                                                                       2.414
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                                                         1.41(3,5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(6) (%)                                                             1.81(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)                                                     4.79(3)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net assets(6) (%)                                         4.39(3)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                                                           46
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                                                                         0.04
------------------------------------------------------------------------------------------------------------------------------------

(1)   Class B shares began operations on October 3, 1996.

(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(3)   Annualized.

(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(5) For the period ended August 31, 1996, the ratio of expenses to average net assets for the fund excludes the effect of expense offsets. If expense offsets were included, the ratio of expenses to average net assets would be 0.70% and 1.40% for Class A and Class B, respectively.

(6)   Unreimbursed, without fee reduction.

(7)   Not annualized.


                                                                 FUND DETAILS 25

Tax-Free Bond Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            12/93   12/94(1)    12/95     8/96(2)        8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.47    $10.96     $9.39      $10.67       $10.27
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                        0.62      0.58      0.57(3)     0.40         0.59
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.93     (1.58)     1.28       (0.41)        0.36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.55     (1.00)     1.85       (0.01)        0.95
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                            (0.62)    (0.57)    (0.57)      (0.39)       (0.59)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold        (0.44)       --        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (1.06)    (0.57)    (0.57)      (0.39)       (0.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.96     $9.39    $10.67      $10.27       $10.63
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)                  15.15     (9.28)    20.20       (0.01)(5)     9.44
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(4,6) (%)       14.98     (9.39)    20.08       (0.09)(5)     9.38
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                     136,521   114,539   118,797     560,863      590,185
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                         0.78      0.85      0.85        0.85(7)      0.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)             0.95      0.96      0.97        0.98(7)      0.91
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)     5.57      5.72      5.67        5.75(7)      5.61
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net
   assets(8) (%)                                                    5.40      5.61      5.55        5.62(7)      5.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          116       107       113         116(9)        46(9)
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                         0.02      0.01      0.01(3)     0.01(3)      0.01
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                            12/93   12/94(1)    12/95      8/96(2)       8/97       8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $10.47    $10.96     $9.38      $10.67       $10.27
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.54      0.50      0.50(3)     0.34         0.51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.93     (1.58)     1.28       (0.40)        0.36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.47     (1.08)     1.78       (0.06)        0.87
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                            (0.54)    (0.50)    (0.49)      (0.34)       (0.51)
------------------------------------------------------------------------------------------------------------------------------------
   Distributions from net realized gain on investments sold        (0.44)       --        --          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (0.98)    (0.50)    (0.49)      (0.34)       (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.96     $9.38    $10.67      $10.27       $10.63
------------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value(4) (%)                  14.30    (10.05)    19.41       (0.51)(5)     8.63
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment return at net asset value(4,6) (%)       14.13    (10.16)    19.29       (0.59)(5)     8.57
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                      56,384    70,243    76,824      81,177      204,621
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                         1.53      1.60      1.60        1.60(7)      1.60
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(8) (%)             1.70      1.71      1.72        1.73(7)      1.66
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)     4.66      4.97      4.90        4.91(7)      4.85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to average net
   assets(8) (%)                                                    4.49      4.86      4.78        4.78(7)      4.79
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                          116       107       113         116(9)        46(9)
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)                                         0.02      0.01      0.01(3)     0.01(3)      0.01
------------------------------------------------------------------------------------------------------------------------------------

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.

(2) Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.

(3)   Based on the average of the shares outstanding at the end of each month.

(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(5)   Not annualized.

(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(7)   Annualized.

(8)   Unreimbursed, without fee reduction.

(9)   Portfolio turnover rate excludes merger activity.


26 FUND DETAILS

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

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock tax-free income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov


[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      TEXPN 1/99

                       JOHN HANCOCK TAX-EXEMPT SERIES FUND

                   John Hancock New York Tax-Free Income Fund

                           Class A and Class B Shares
                       Statement of Additional Information

                                 January 1, 1999

This Statement of Additional Information provides information about the John Hancock New York Tax-Free Income Fund (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Funds' Prospectus dated January 1, 1999 (the "Prospectus"). The Fund is a non-diversified series of the John Hancock Tax-Exempt Series Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

Page
Organization of the Fund..................................................     2
Investment Objective and Policies.........................................     2
Special Risks.............................................................    14
Investment Restrictions...................................................    19
Those Responsible for Management..........................................    21
Investment Advisory and Other Services....................................    30
Distribution Contracts....................................................    32
Sales Compensation........................................................    34
Net Asset Value...........................................................    35
Initial Sales Charge on Class A Shares....................................    36
Deferred Sales Charge on Class B .........................................    38
Special Redemptions.......................................................    41
Additional Services and Programs..........................................    42
Description of the Fund's Shares..........................................    43
Tax Status................................................................    45
State Income Tax Information..............................................    49
Calculation of Performance................................................    50
Brokerage Allocation......................................................    52
Transfer Agent Services...................................................    54
Custody of Portfolio......................................................    54
Independent Auditors......................................................    54
Appendix A-Description of Investment Risk.................................   A-1
Appendix B-Description of Bond Ratings....................................   B-1
Financial Statements......................................................   F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to January 2, 1991, when the Trust changed its name, it was known as John Hancock Tax-Exempt Series Fund. Prior to July 1, 1996, the New York Tax-Free Income Fund was known as the New York Portfolio.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental. There is no assurance that the Fund will achieve its investment objective.




The Fund is intended to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of New York State and New York City. The Fund seeks to provide the maximum level of tax-exempt income that is consistent with preservation of capital.


Non-Diversification. The Fund has registered as a "non-diversified" investment company, permitting the Adviser to invest more than 5% of the assets of the Fund in the obligations of any one issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the value of Fund shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Additional Risks. Securities in which the Fund may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or, as the case may be, the New York legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due principal of and interest on their tax- exempt bonds may be materially affected.

From time to time, proposals have been introduced before Congress which would adversely affect the Federal income tax consequences of holding tax-exempt bonds. Federal tax legislation enacted primarily during the 1980's limits the types and amounts of tax-exempt bonds issuable for certain purposes, especially for industrial development bonds and other types of so-called "private activity" bonds. Such limits may affect the future supply and yields of these types of tax-exempt bonds. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt bonds for investment by the Fund and the value of the Fund's investments could be materially affected by such changes in law, the Trustees would reevaluate the Fund's investment objective and policies and consider changes in the structure of the Fund or its dissolution.

All of the investments of the Fund will be made in:

         (1) tax-exempt bonds which at the time of purchase are rated BB or better by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Services, Inc. ("Fitch") or Ba by Moody's Investors Service, Inc. ("Moody's"). Alternatively, the bonds may be unrated but considered by the Adviser to be of comparable quality. Not more than one-third of the Fund's total assets will be invested in tax-exempt bonds rated lower than A or determined to be of comparable quality.

         (2) Notes of issuers having an issue of outstanding tax-exempt bonds rated at least A by S&P, Moody's or by Fitch, or notes which are guaranteed by the U.S. Government or rated MIG-1 or MIG-2 by Moody's, or unrated notes which are determined to be of comparable quality by the Adviser.

         (3) Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the credit of the particular Federal agency or instrumentality.

         (4) Commercial paper which is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or at least F-1 by Fitch, or which is not rated, but is considered by the Adviser to be of comparable quality; obligations of banks with $1 billion of assets and cash equivalents, including certificates of deposit, bankers acceptances and repurchase agreements. Ratings of A-2 or P-2 on commercial paper indicate a strong capacity for timely payment, although the relative degree of safety is not as high as for issuers designated A-1 or P-1. Appendix B contains further information about ratings.

Tax-Exempt Bonds. These are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is excludable from gross income for Federal income tax purposes, without regard to whether the interest income thereon is exempt from the personal income tax of any state. Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt bonds may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses.

In addition, certain types of "private activity bonds" may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such private activity bonds are included within the term tax-exempt bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Fund will not include tax-exempt bonds generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.

Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also constitute tax-exempt bonds, but current Federal tax law places substantial limitations on the size of such issues.

The yields or returns on tax-exempt bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Moody's , Fitch and S&P represent their opinions as to the quality of various tax-exempt bonds which they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, tax-exempt bonds with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt bonds or changes in the investment objectives of investors.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio manager of the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund may invest in debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

"Moral Obligation" Bonds. The Fund currently does not intend to invest in so-called "moral obligation" bonds, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund. With "moral obligation" bonds, repayment is backed by a moral commitment of an entity other than the issuer.

Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States Government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the Notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.

Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax- exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Ratings as Investment Criteria.

Lower Rated High Yield "High Risk" Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below Baa by Moody's or BBB by S&P or Fitch or which are unrated but are considered by the Adviser to be of comparable quality. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Bonds rated BB or Ba are generally referred to as junk bonds. See "Appendix B" attached hereto.

The values of lower-rated securities and those which are unrated but which are considered by the Adviser to be of comparable quality generally fluctuate more than those of high-rated securities. These securities involve greater price volatility and risk of loss of principal and income. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower-rated securities generally respond to short-term market developments to a greater extent than for higher rated securities, because these developments are perceived to have a more direct relationship to the issuer's ability to meet its ongoing debt obligations. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund was investing in securities in the higher rated categories.

Ratings. Ratings for Bonds issued by various jurisdictions are noted herein. Such ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. Any downward revision or withdrawal of a rating could have an adverse effect on the market prices of any of the bonds described herein.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. Participation interests, which may take the form of interests in, or of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% of net assets limitation on investments in illiquid securities. The fund may purchase only those participation interest that mature in 60 days or less or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days. Participation interests in municipal lease obligations will not be considered illiquid for purposes of the Fund's 15% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.





Repurchase Agreements. The Fund may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income a decline in value of the underlying securities or lack of access to income during this period, and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associates with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings are outstanding. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions.  There is no assurance that a liquid
secondary   market  on  an  options  exchange  will  exist  for  any  particular exchange-traded  option  or at any  particular  time.

If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates and securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies with Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire.

When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices.

Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for government obligations. Short- term trading may have the effect of increasing portfolio turnover rate.

The portfolio turnover rate for the Fund is calculated by dividing the lower annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were 1 year or less) by the monthly average value of the securities in the Fund during the year. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

SPECIAL RISKS

The following information as to certain special risks associated with investing in New York constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of New York issuers and is believed to be accurate.

The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from New York State (the "State" or "New York State") certain of its authorities and New York City (the "City" or "New York City") as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee of pledge provided by the State. It should also be noted that the fiscal stability of New York State is related to the fiscal stability of New York City and of the State's Authorities. New York State's experience has been that if New York City or any other major political subdivision or any of the State's Authorities suffers serious financial difficulty, the ability of New York State, New York State's political subdivisions (including New York City) and the State's Authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any Authority or local government experiences financial difficulty, it will seek and receive New York State financial assistance. Moreover, New York City accounts for approximately 40 percent of New York State's population and tax receipts, so New York City's financial integrity in particular affects New York State directly. Accordingly, if there should be a default by New York City or any other major political subdivision or any of the State's Authorities, the market value and marketability of all New York Tax-Exempt Bonds issued by New York State, its political subdivisions and Authorities ("New York Tax-Exempt Bonds") could be adversely affected. This would have an adverse effect on the asset value and liquidity of the Fund, even though securities of the defaulting entity may not be held by the Fund.

Regional Economy

Based upon forecasts for the national economy, the State's Budget Division projects continuation of moderate employment growth throughout the remainder of 1997. Wage and personal income growth should be slower when compared to 1996, since the forecast does not anticipate another sharp rise in Financial Industry bonus payments occurring in December. Total and private-sector employment should continue to grow at about the same rate as 1996, when employment increased by 0.8%, representing a 0.2% improvement; a net expansion of 60,000 jobs over the 1995. In 1996, the unemployment rates for New York State and New York City were 6.2% and 8.8% respectively, as compared to 5.3% for the United States. For September of 1997, unemployment in New York State and New York City have risen to 6.4% and 8.9% respectively, as compared to the rate for the United States which has gone down to 4.9%.

1997-1998 Fiscal Year. On August 4, 1997, the State's budget for fiscal 1997-1998 was adopted by the Legislature, more than four months after the start of the fiscal year on April 1, 1997. The State Financial Plan for 1997-1998 was formulated on August 11, 1997, and is expected to be updated in October and January. State Funds disbursements are projected to increase by 7.0% from 1996-1997. General Fund disbursements are planned to increase by $1.7 billion, or 5.2% over 1996-1997 levels. The Plan calls for the provision of $927 million in reserves including: a reserve for future needs of $530 million, and a projected balance of $332 million in the Tax Stabilization Reserve Fund, and a projected $65 million balance in the Contingency Reserve Fund. Revenues are expected to increase due to increased resources produced in 1996-1997 fiscal year that will be used during 1997-1998, reestimates of social services, fringe benefit and other spending, and certain non-recurring resources.

The budget adopted includes multi-year tax reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reductions in the State sales tax on clothing, and elimination of assessments on medical providers. This tax reductions will not begin to materially affect the outyear projections until the State's 1999-2000 fiscal year.

The state expects to finance its capital program through bond issuance by the State and its Authorities. The state anticipates issuing $605 million in general obligation bonds and, $140 million in general obligation commercial paper. The Legislature has authorized the issuance of $311 million in COPs for equipment purchases. Borrowing by Authorities through lease-purchase and contractual-obligation financings are expected to total $1.9 billion.

1996-1997 Fiscal Year. The state ended the 1996-1997 fiscal year with a combined Governmental Funds operating surplus of $2.1 billion, which included an operating surplus in the General Funds of $1.9 billion, in Capital Projects Funds of $98 million and in the Special Revenue Funds of $65 million, offset in part by an operating deficit of $37 million in the Debt Service Funds.

General Fund receipts totaled $33 billion during the Fiscal Year. Revenues increased $1.91 billion (nearly 6.0%) over the prior fiscal year. Personal income taxes grew $620 million (3.6%), despite the implementation of scheduled tax cuts. This increase is attributable to moderate employment and wage growth and the strong financial markets during 1996.

The General Fund reported an operating surplus of $1.93 billion for the fiscal year, as compared to $380 million for the previous fiscal year. Debt Service Funds ended the 1996-1997 fiscal year with an operating deficit of $37 million, as a result, the accumulated fund balance declined to $1.90 billion. An operating surplus was reported for the Special Revenue Funds and the Capital Projects Funds of $65 million and $98 million respectively, bringing the accumulated fund balance of the Special Revenue Fund to $532 million, and the accumulated fund balance of the Capital Projects Fund to $614 million.

Expenditures increased $830 million or 2.6% from the prior fiscal year. The largest increases occurred in pension contributions, which were up $514 million (198.2%), and State aid for education spending, which was up $351 million ( 3.4%). The pension increase was due to the State paying off its 1984-85 and 1985-86 pension amortization liability. Modest increases in other State aid spending was offset by a decline in social services expenditure of $157 million (1.7%).

1995-1996 Fiscal Year. The State ended the 1995-1996 Fiscal Year with a surplus of $129 million or 0.4% or expenditures. The closing fund balance of $287 million reflects balances of about $237 million in Tax Stabilization Reserve and $50 million in the Contingency Reserve Fund.

General Fund receipts totaled $32.8 billion during the Fiscal Year. Although revenues missed the targeted amounts by over $300 million, program cuts enabled the state to generate an operating surplus. Reductions in personal income tax and business tax rates lowered revenues by over $600 million, an amount in line with projections. This shortfall in revenues was partially offset by transfers which increased by about $200 million over Fiscal Year 1994-1995.

Disbursements from the General Fund declined by about $800 million or 2.4% over the previous fiscal year. The major shift in expenditures stemmed from a $768 million reduction in Grants to local governments attributed primarily to staff reductions and the implementation of program efficiencies in social welfare programs. In addition, state operations fell by $355 million or 5.6% compared with Fiscal Year 1994-1995.

1994-1995 Fiscal Year. The State ended the 1994-95 Fiscal Year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and $1 million in the Contingency Reserve Fund.

General Fund receipts fell short of projections by $1.163 billion. Personal income tax collections reflected weak estimated tax collections and lower withholding due to reduced wage and salary growth, weakness in the brokerage industry, and deferral of capital gains realizations in anticipation of Federal tax changes. Business taxes fell short by $373 million, reflecting lower bank payments as substantial overpayments of the 1993 liability depressed net collections. Offsetting these shortfalls were user taxes and fees, which exceeded projections by $210 million.

Disbursements of the General Fund were lower than original projections by $848 million. Educational costs fell short of projections by $188 million in part due to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds. The spending reductions also reflect measures taken by the Governor to avert a gap in the 1994-95 State Financial Plan in January 1995. These actions included a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects.

Ratings

On August 28, 1997 Standard and Poor's upgraded their rating for the State of New York from to A- to A, this upgrade was the first rating increase in 10 years for the State of New York. The current General Obligation ratings for the State of New York are A2 by Moody's, A by S&P and A+ by Fitch Investors Services.

Credit Considerations

Current Budget. The Fiscal Year 1997-1998 budget which projects to generate a slight surplus contains certain risks related to the underlying assumptions of the budget. These risks relate primarily to the economy and tax collections over the second half of the fiscal year. In the event that increases in interest rates, changes in the health care industry, or other sectors could result in slower economic growth and a deterioration in State revenues.

Welfare Reform. The recent enactment of Federal Welfare reform also could impact the ability of the state to maintain budget balance. This new legislation places additional performance burdens upon the state regarding caseload and work activity compliance. Governor Pataki signed into law a comprehensive welfare law reform bill on August 20, 1997, which took effect November 1, 1997. The new policy aims to reduce welfare rolls by: rewarding work by enabling recipients to keep more of what they earn, making day care more available, and continuing Medicaid benefits after leaving welfare.

Authorities The fiscal stability of New York is related, at least in part, to the fiscal stability of its localities and Authorities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to New York State. Authorities may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls, mass transportation and rentals for dormitory rooms and housing. In recent years, however, New York has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This assistance is expected to continue to be required in future years. Failure of New York to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could result in a default by one or more of the Authorities. If a default were to occur, it would likely have a significant adverse effect on the market price of obligations of the State and its Authorities. As of March 31, 1996, there was outstanding a $38.2 billion aggregate principal amount of bonds and notes issued by Authorities which were either guaranteed by the State or supported by the State through lease-purchase and contractual-obligation arrangements or moral obligation provisions.

Agencies and Localities Beginning in 1975 (in part as a result of the then current New York City and UDC financial crises), various localities of New York State began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial difficulties leading to requests for State assistance. If future financial difficulties cause agencies or localities to seek special State assistance, this could adversely affect New York State's ability to pay its obligations. Similarly, if financial difficulties of New York State result in New York City's inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of New York, its agencies and municipalities such as the New York Municipal Obligations held by the Fund.

Reductions in Federal spending could materially and adversely affect the financial condition and budget projections of New York State's localities. Should localities be adversely affected by Federal cutbacks, they may seek additional assistance from the State which might, in turn, have an adverse impact on New York State's ability to maintain a balanced budget.

New York City In 1975, New York City encountered severe financial difficulties which impaired the borrowing ability of New York City, New York State, and the Authorities. New York City lost access to public credit markets and was not able to sell debt to the public until 1979.

As a result of the City's financial difficulties, certain organizations were established to provide financial assistance and oversee and review the City's financing. These organizations continue to exercise various monitoring functions relating to the City's financial position.

New York City has maintained a balanced budget since 1981, and has retired all of its federally guaranteed debt. As a result of the City's success in balancing its budget, certain restrictions imposed on the City by the New York Financial Control Board (the "Control Board"), which was created in response to the City's 1975 fiscal crises, have been suspended. Those restrictions, including the Control Board's power to approve or disapprove certain contracts, long-term and short-term borrowings and the four-year financial plan of the City, will remain suspended unless and until, among other things, there is a substantial threat of an actual failure by New York City to pay debt service on its notes and bonds or to keep its operating deficits below $100 million. Although the City has maintained a balanced budget in recent years, the ability to balance future budgets is contingent upon actual versus expected levels of Federal and State Aid and the effects of the economy on City revenues and services.

The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $2.4 billion of short term obligations to finance the City's current estimate of its seasonal financing needs during its 1997 fiscal year. The City's capital financing program projects long-term financing requirements of approximately $16.2 billion for the City's fiscal years 1998 through 2001 for the construction and rehabilitation of the City's infrastructure and other fixed assets. The major capital requirements include expenditures for the City's water supply system, sewage and waste disposal systems, roads, bridges, mass transit, schools and housing. In 1997, to help the City avoid exceeding its State Constitutional general debt limit, the State created the New York City Transitional Finance Authority to finance a portion of the City's capital program.

New York cities and towns have experienced financial stress due to the slow rate of recovery from the recession of 1992; offset in part by increasing local assistance support from the state. The 1997-1998 State Financial Plan projects total receipts of the State's General Fund to be $35.1 billion, an increase of $205 million from the prior fiscal year. State General Fund disbursements and transfers will be $170.3 million above the level of disbursements in 1996-1997. Grants to local governments, including education aid and Social Services, are anticipated to increase by $75 million from the prior fiscal year.

Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's 1997-98 fiscal year and thereafter. Continuing fiscal difficulties experienced by the City of Troy, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends.

The total indebtedness (bonds and notes) of all localities in the State, other than New York City, was approximately $19 billion as of the localities' fiscal year ending during 1995. Certain counties and other local governments have encountered significant financial difficulties, including Nassau County and Suffolk County (which each received approval by the legislature to issue deficit notes). The State has imposed financial control on the City of New York from 1977 to 1986 and on the City of Yonkers in 1984, 1988 and 1989, and the City of Troy commencing in 1995, under an appointed control board in response to fiscal crises encountered by these municipalities.

Litigation. Certain litigation pending against New York State, its subdivisions and their officers and employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these lawsuits are those that involve: (i) the validity and fairness of certain eighteenth century agreements and treaties by which Oneida and Cayuga Indian tribes transferred title to the State of approximately five million acres of land in central New York; (ii) certain aspects of the State's Medicaid rates and regulations, including reimbursements to providers of mandatory and optional Medicaid services; (iii) the care and housing for individuals released from State mental health facilities; (iv) changes in Medicaid reimbursement methodology for nursing home care; (v) the State's practice of reimbursing certain mental hygiene patient-care expenses with the client's Social Security benefits; (vi) adequacy of shelter allowance provided to recipients of public assistance; (vii) contract and tort claims; (viii) alleged violation of the Commerce Clause of the United States Constitution; (ix) enforcement of sales and excise tax collections of tobacco and motor fuel sold to non-Indian customers on Indian reservations;
(x) legality of the Clean Water/Clean Air Bond Act of 1996; and (xi) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers.

The investment objectives and policies described above under the caption "Investment Objective and Policies" are not fundamental and may be changed by the Trustees without shareholder approval. The policy of the Fund requiring that under normal circumstances at least 80% of the Fund's net assets consist of Tax-Exempt Bonds is fundamental and may not be changed by the Trustees without shareholder approval.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The fundamental investment restrictions will not be changed for the Fund without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

 The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not purchase securities while borrowings are outstanding.

         (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 10% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund may also participate as part of a group in bidding for the purchase of Tax-Exempt Bonds directly from an issuer in order to take advantage of the lower purchase price available to members of such groups.

         (5) Purchase or sell real estate or any interest therein, but this restriction shall not prevent the Fund from investing in Tax-Exempt Bonds secured by real estate or interests therein.

         (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies in an amount up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         (7) Purchase or sell commodities or commodity contracts or puts, calls or combinations of both, except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. (Tax- Exempt Bonds and securities issued or guaranteed by the United States Government and its agencies and instrumentalities are not subject to this limitation.)

         (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if such purchase would cause more than 10 percent of the outstanding voting securities of such issuer to be held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

         (1) Except as permitted by fundamental investment restriction (4) above, participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (2) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (3) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (4)      invest more than 15% of its net assets in illiquid securities.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and/or Trustees of the Fund are also officers and/or directors of the Adviser or officers and Trustees of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Director and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group, Inc. ("The
                                                                               Berkeley Group"); Chairman and
                                                                               Director, NM Capital Management,
                                                                               Inc. ("NM Capital"), John Hancock
                                                                               Advisers International Limited
                                                                               ("Advisers International") and
                                                                               Sovereign Asset Management
                                                                               Corporation ("SAMCorp"); Chairman,
                                                                               Chief Executive Officer and
                                                                               President, John Hancock Funds, Inc.
                                                                               ("John Hancock Funds"); Chairman,
                                                                               First Signature Bank and Trust
                                                                               Company; Director, John Hancock
                                                                               Insurance Agency, Inc. ("Insurance
                                                                               Agency, Inc."), John Hancock
                                                                               Advisers International (Ireland)
                                                                               Limited ("International Ireland"),
                                                                               John Hancock Capital Corporation
                                                                               and New England/Canada Business
                                                                               Council; Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dennis S. Aronowitz                     Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                           University School of Law (as of
Fort Lauderdale, FL  33327                                                     1996); Trustee, Brookline Savings
June 1931                                                                      Bank.

Richard P. Chapman, Jr.                 Trustee (1)                            President, Brookline Savings Bank
160 Washington Street                                                          (lending); Director, Lumber
Brookline, MA  02147                                                           Insurance Companies (fire and
February 1935                                                                  casualty insurance); Trustee,
                                                                               Northeastern University (education);
                                                                               Director, Depositors Insurance Fund,
                                                                               Inc. (insurance).

William J. Cosgrove                     Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                            Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                        N.A. (retired September 1991);
January 1933                                                                   Executive Vice President, Citadel
                                                                               Group Representatives, Inc.; EVP
                                                                               Resource Evaluation, Inc.
                                                                               (consulting) (until October 1993);
                                                                               Trustee, the Hudson City Savings
                                                                               Bank (since 1995).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Douglas M. Costle                       Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                    Senior Fellow, Institute for
Woodstock, VT  05091                                                           Sustainable Communities, Montpelier,
July 1939                                                                      Vermont (since 1991); Dean, Vermont
                                                                               Law School (until 1991); Director,
                                                                               Air and Water Technologies (until
                                                                               1996) (environmental services and
                                                                               equipment), Niagara Mohawk Power
                                                                               Corp. (electric services); Concept
                                                                               Five Technologies (until 1997);
                                                                               Mitretek Systems (governmental
                                                                               consulting services); Conversion
                                                                               Technologies, Inc.; Living
                                                                               Technologies, Inc.


Leland O. Erdahl                        Trustee                                Vice President, Chief Financial
8046 Mackenzie Court                                                           Officer and Director of Amax Gold,
Las Vegas, NV  89129                                                           Inc.; Uranium Resources Corporation;
December 1928                                                                  Hecla Mining Company, Canyon
                                                                               Resources Corporation and Original
                                                                               Sixteen to One Mines, Inc.
                                                                               (1984-1987 and 1991-1995)
                                                                               (management consultant).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                         Positions Held                        Principal Occupation(s)
Name and Address                         With the Company                      During the Past Five Years
----------------                         ----------------                      --------------------------
Richard A. Farrell                       Trustee                               President of Farrell, Healer & Co.,
The Venture Capital Fund of New England                                        (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                           Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                       Economist, The Conference Board
Arlington, VA  22206                                                           (non-profit economic and business
December 1947                                                                  research); Director, Unisys Corp.;
                                                                               and H.B. Fuller Company.  Director,
                                                                               National Bureau of Economic Research
                                                                               (academic).


William F. Glavin                        Trustee                               President  Emeritus,  Babson College
120 Paget Court-John's  Island                                                 (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach,  FL  32963                                                        Corporation (until June 1989);
March 1932                                                                     Director, Caldor Inc., Reebok, Inc.
                                                                               (since 1994) and Inco Ltd.


Anne C. Hodsdon *                        Trustee and President (1,2)           President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser, The
Boston, MA  02199                                                              Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dr. John A. Moore                       Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee                                Executive Director, Council for
CIES                                                                           International Exchange of Scholars
3007 Tilden Street, N.W.                                                       (since January 1998), Vice
Washington, D.C.  20008                                                        President, Institute of
May 1943                                                                       International Education (since
                                                                               January 1998); Cornell Institute of
                                                                               Public Affairs, Cornell University
                                                                               (until December 1997); President
                                                                               Emerita of Wells College and St.
                                                                               Lawrence University; Director,
                                                                               Niagara Mohawk Power Corporation
                                                                               (electric utility).



John W. Pratt                           Trustee                                Professor of Business Administration
2 Gray Gardens East                                                            Emeritus, Harvard University
Cambridge, MA  02138                                                           Graduate School of Business
September 1931                                                                 Administration (as of June 1998).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Director, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee                                Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Ft. Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Director and Senior
                                                                               Vice President, The Berkeley Group;
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).


Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group, NM Capital;
March 1950                                                                     Vice President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of September 15, 1998, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:



                                                         Percentage of Total
                                                         tstanding Shares of the
Name and Address of Shareholder     Class of Shares      Class of the Fund
-------------------------------     ---------------      -----------------


MLPF&S For The Sole Benefit of               B                          32.16%
Its Customers
Attn: Fund Administration 97M78
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484
                                             B                           5.62%
Edward H. & Patricia F. Warne TTEE
Warne Family Trust
U/A DTD 12/03/83
8549 Lamp Post Cir
Manlius NY 13104-9389


The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services for the Fund's most recently completed fiscal year. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                                                        Total Compensation
                            Aggregate                  From the Fund and John
                         Compensation from             Hancock Fund Complex
                           the Fund (1)                    to Trustees (2)
Independent Trustees

Dennis J. Aronowitz             $                           $  72,000
Richard P. Chapman*                                            75,000
William J. Cosgrove*                                           72,000
Douglas Costle                                                 75,000
Leland O. Erdahl                                               72,000
Richard A. Farrell                                             75,000
Gail D. Fosler                                                 72,000
William F. Glavin*                                             72,000
Dr. John A. Moore*                                             72,000
Patti McGill Peterson                                          72,000
John Pratt                                                     72,000
Edward J. Spellman                                             75,000
                                                           ----------
Total                                                       $ 876,000

1Compensation is for the fiscal year ended August 31, 1998.

2Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 1997. As of this date, there were sixty-seven funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-two funds.


*As of September 30, 1997, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $74,492, Mr. Cosgrove was $166,255, Mr. Glavin was $196,225 and for Dr. Moore was $78,822 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other mutual funds and publicly traded investment companies in the John Hancock group of funds, having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard and Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the subject Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:


                     Net Asset Value                 Annual Rate

                    First $250 million                  0.500%
                    Next $250 million                   0.450%
                    Next $500 million                   0.425%
                    Next $250 million                   0.400%
              Amounts over $1,250,000,000               0.300%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Advisory Agreement relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's
Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement, or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

For the years ended August 31, 1996, 1997 and 1998,. the management fee paid by the Fund to the Adviser amounted to $48,077, $63,549 and $ , for services, respectively.

Accounting and Legal Services Agreement The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 1996, 1997 and 1998, the Fund paid the Adviser $7,059, $10,630 and $ , respectively, for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre- clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended August 31, 1996, 1997 and 1998 were $222,608, $155,262 and $
, respectively, and $25,703, $20,879 and $ , respectively, were retained by John Hancock Funds in 1996, 1997 an 1998. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund, because the Trustees may terminate
Class B Plan at any time. For the fiscal year ended August 31, 1998, an aggregate of $ of distribution expenses or % of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by the Fund in proportion to the relative net asset value of the participating Fund.

During the fiscal year ended August 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.

                                                  Expense Items
                                                  -------------


                                                  Printing and                                            Interest,
                                                   Mailing of                                            Carrying or
                                                  Prospectuses      Compensation       Expenses of          Other
                                                     to New             to            John Hancock         Finance
                                Advertising       Shareholders     Selling Brokers    Funds                Charges
                                -----------       ------------     ---------------    -----                -------
  Class A                       $                 $                $                  $                    $
  Class B                       $                 $                $                  $                    $

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                          Maximum
                                   Sales charge           Reallowance          First year
                                   paid by investors      or commission        service fee           Maximum
                                   (% of offering         (% of offering       (% of offering        total compensation (1)
Class A investments                price)                 price)               price)                (% of offering price)
                                   ------                 ------               ------                ---------------------
Up to $99,999                      4.50%                  3.76%                0.25%                 4.00%
$100,000 - $249,999                3.75%                  3.01%                0.25%                 3.25%
$250,000 - $499,999                3.00%                  2.26%                0.25%                 2.50%
$500,000 - $999,999                2.00%                  1.51%                0.25%                 1.75%

Regular investments of
$1 million or more
-------------------
First $1M - $4,999,999             --                     0.75%                0.25%                 1.00%
Next $1 - $5M above that           --                     0.25%                0.25%                 0.50%
Next $1 and more above that        --                     0.00%                0.25%                 0.25%

                                     Maximum
                                                          Reallowance          First year
                                                          or commission        service fee           Maximum
                                                          (% of offering       (% of offering        total compensation
Class B investments                                       price)               price)                (% of offering price)
                                                          ------               ------                ---------------------

All amounts                                               3.75%                0.25%                 4.00%

 (1)  Reallowance/commission   percentages   and  service  fee  percentages  are
      calculated  from  different  amounts,  and  therefore  may not equal total compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


NET ASSET VALUE


For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.


Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class' net assets by the number of its shares outstanding.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.


The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.


Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:


         o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.


         o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

         o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

         o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

         o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

         o Retirement plans investing through PruArray Program sponsored by Prudential Securities.

         o        Pension plans transferring assets from a John Hancock variable
                  annuity   contract  to  the  Fund  pursuant  to  an  exemptive
                  application approved by the Securities Exchange Commission.

         o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:



         Amount Invested                         CDSC Rate
         ---------------                         ---------

         $1 to $4,999,999                          1.00%
         Next $5 million to $9,999,999             0.50%
         Amounts of $10 million and over           0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.


Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) groups which quality for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.


Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current account value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen
(13)  months.

Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. Non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the subject Fund to sell, any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge (" CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    oMinus proceeds of 10 shares not subject to CDSC
     (dividend reinvestment)                                            (120.00)
                                                                        -------
    oAmount subject to CDSC                                             $280.00

*The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares of the Fund that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.
* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless Trust is dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.


* Redemptions where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.

* Redemptions of Class B shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.


*        Returns of excess contributions made to these plans.


* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.


* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.


CDSC Matrix for Class B
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Type of               401(a) Plan          403(b)            457              IRA, IRA          Non-
Distribution          (401(k), MPP,                                           Rollover          Retirement
                      PSP)
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Death or              Waived               Waived            Waived           Waived            Waived
Disability
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Over 70 1/2           Waived               Waived            Waived           Waived for        12% of
                                                                              mandatory         account
                                                                              distributions     value
                                                                              or 12% of         annually in
                                                                              account value     periodic
                                                                              annually in       payments
                                                                              periodic
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Between 59 1/2        Waived               Waived            Waived           Waived for        12% of
and 70 1/2                                                                    Life              account
                                                                              Expectancy        value
                                                                              or 12% of         annually in
                                                                              account           periodic
                                                                              value in          payments
                                                                              periodic
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Under 59 1/2          Waived for           Waived for        Waived for       Waived for        12% of
                      annuity              annuity           annuity          annuity           account
                      payments (72t)       payments (72t)    payments (72t)   payments (72t)    value
                      or 12% of            or 12% of         or 12% of        or 12% of         annually in
                      account value        account value     account value    account value     periodic
                      annually in          annually in       annually in      annually in       payments
                      periodic             periodic          periodic         periodic
                      payments.            payments.         payments.        payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Loans                 Waived               Waived            N/A              N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Termination of        Not Waived           Not Waived        Not Waived       Not Waived        N/A
Plan
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Hardships             Waived               Waived            Waived           N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Return of             Waived               Waived            Waived           Waived            N/A
Excess
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS


Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A and Class B shares at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investment will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.


Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of that Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.


To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Funds, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement Plans participating in Merrill Lynch's servicing programs.

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and in one or more classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two series of shares - John Hancock Massachusetts Tax-Free Income Fund and the John Hancock New York Tax-Free Income Fund. The Trustees have also authorized the issuance of two classes of shares of each series, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class or series of the Funds. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.
No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.


Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. The Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder of any Fund held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

TAX STATUS

Federal Income Taxation


The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a four percent non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.


If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed money may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.


Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax- exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of Fund securities and/or engage in options or futures transactions that will generate capital gains. At the time of an investor's purchase of the Fund's shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the amount disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.





Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not, in any event, distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has a realized capital loss carryforward of which $292,545, $75,132 expires August 31, 2003 and $217,413 expires August 31, 2004.

The Fund is required to accrue original issue discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.


The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, and possibly other investments or transactions, are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.


The Fund may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Fund invests in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid Federal income or excise tax.


Dividends and capital gain distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.

Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting or successor Fund positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes, except as described below under "State Income Tax Information." The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

STATE INCOME TAX INFORMATION



NEW YORK TAXES


Exempt-interest dividends derived from interest on tax-exempt bonds of New York State and its political subdivisions and authorities and certain other governmental entities (for example, U.S. possessions), paid by the Fund to New York resident individuals, estates and trusts otherwise subject to these taxes, will not be subject to New York State and New York City personal income taxes and certain municipal tax surcharges.


Dividends, whether received in cash or additional shares, derived from the Fund's other investment income (including interest on U.S. Government obligations and Tax-Exempt Bonds other than those described in the preceding paragraph), and from the Fund's net realized short-term capital gains, are taxable for New York State and New York City personal income tax purposes as ordinary income. Tax surcharges will also apply. Dividends derived from net realized long-term capital gains of the Fund are taxable as long-term capital gains for New York State and New York City personal income tax purposes regardless of the length of time shareholders have held their shares.

Dividends derived from investment income and capital gains, including exempt-interest dividends, will be subject to the New York State franchise tax and the New York City General Corporation Tax if received by a corporation subject to those taxes. Certain distributions may, however, be eligible for a 50% dividend subtraction. Shares of the Fund will be included in a corporate shareholder's investment capital in determining its liability, if any, for these taxes.

New York State and New York City personal income taxes are imposed on "New York taxable income," which is defined, in the case of New York resident individuals, estates and trusts as "New York adjusted gross income" minus the New York deductions and New York exemptions. "New York adjusted gross income", in the case of a New York resident individual, estate or trust, is federal adjusted gross income with certain modifications Because distributions that qualify as exempt- interest dividends under IRC ss. 852(b) (5) will be excluded from Federal gross income and adjusted gross income, such distributions will also be excluded from New York adjusted gross income, unless specifically modified by New York law.

New York law requires that New York resident individuals, estates and trusts add certain items to their federal adjusted gross income. One such modification is the addition, to the extent not properly includible in Federal adjusted gross income, of interest income on obligations of any state (or political subdivision of any state) other than New York and its political subdivisions.



The Fund's dividends (including exempt-interest dividends) and distributions will not be tax-exempt for State and City purposes for corporate investors, so that corporate should consult their own tax advisers before investing in the Fund. All investors should consult their own tax advisers regarding the tax provisions described above and any additional taxes to which they may be subject, including but not limited to minimum taxes, tax surcharges, and taxes based on or affected by the ownership of intangible property such as mutual fund shares.

Under New York tax law, a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying dividends which are exempt from the New York State and New York City personal income taxes, such as the Fund, will not be deductible by the investor for New York State and New York City personal income tax purposes.


CALCULATION OF PERFORMANCE


For the 30-day period ended August 31, 1998, the annualized yield for the Fund's Class A and Class B shares were % and %, respectively. The average annual total returns of the Fund's Class A shares for the 1 year, 5 years and the life-of-fund periods ended August 31, 1998 were %, % and %, respectively. The total returns since inception on October 3, 1996, for Class B shares were %.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                                                  6
                        Yield = ( [ (a - b) + 1 ]   - 1
                                     -----
                                       cd

Where:

         a=       dividends and interest earned during the period.
         b=       net expenses accrued during the period.
         c=       the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d=       the maximum offering price per share on the last day of the period (NAV where applicable).


The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A and Class B shares at the combined maximum federal and New York tax rates, which assumes the full deductibility of state income taxes on the federal income tax return, for the 30-day period ended August 31, 1998 were %, %, respectively.


Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 n _____
                            T = \ /ERV/P - 1


Where:

P    =     a hypothetical initial investment of $1,000.
T    =     average annual total return.
n    =     number of years.
ERV  =     ending redeemable value of a hypothetical $1,000 investment made a the beginning of the 1-year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion or original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit, ("CDs") which differ from mutual funds, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in national financial publication such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc., as well as LIPPER, may be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta reflects the market-related risk of the Funds by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.


The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended August 31, 1996, 1997 and 1998, the Fund paid negotiated brokerage commissions in the amount of $4,655, $13,877 and $ , respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Funds may pay to a broker which provides brokerage and research services to the Funds an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year sending August 31, 1997, 1997 and 1998, the Fund did not execute any portfolio transactions with Affiliated Brokers.


Distributors may act as broker for the Funds on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Funds would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account and $22.50 for each Class B shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT ACCOUNTANTS


The independent accountants of the Fund are           .       audits and renders
an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

 o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

 o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

 o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.(e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

                                   APPENDIX B
RATINGS

Moody's describes its ratings for Tax-Exempt Bonds as follows:

Bonds. "Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of grater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"Bonds which are rated 'C' are the lowest rated classes of bonds, and issues so rated can be regarded as having extremely poor prospects of ever obtaining any real investment standing."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's describes its ratings for Tax-Exempt Bonds as follows:

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Debt rated "BB," "B," "CCC," or "CC" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch describes its rating for Tax-Exempt Bonds as follows:

         AAA.     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and the 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB. Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Notes. Ratings for state and municipal notes and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance on bond risk are of lesser importance in the short run.
Symbols will be used as follows:

"MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

"MIG-2 Notes bearing this designation are of high quality with margins of protection ample although not so large as in the preceding group."

Commercial Paper. As described in the Prospectus, the Fund may invest in commercial paper which is rated A-1 or A-2 by Standard & Poor's, P-1 or P-2 by Moody's or F-1+ or f1 by Fitch.

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+     Exceptionally strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1      Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+"

FINANCIAL STATEMENTS

                       JOHN HANCOCK TAX-EXEMPT SERIES FUND

                 John Hancock Massachusetts Tax-Free Income Fund

                           Class A and Class B Shares
                       Statement of Additional Information

                                 January 1, 1999

This Statement of Additional Information provides information about John Hancock Massachusetts Tax-Free Income Fund (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Funds' Prospectus dated January 1, 1999 (the "Prospectus"). The Fund is a non-diversified series of the John Hancock Tax-Exempt Series Fund (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

Page
Organization of the Fund..................................................     2
Investment Objective and Policies.........................................     2
Special Risks.............................................................    14
Investment Restrictions...................................................    17
Those Responsible for Management..........................................    19
Investment Advisory and Other Services....................................    28
Distribution Contracts....................................................    30
Sales Compensation........................................................    31
Net Asset Value...........................................................    32
Initial Sales Charge on Class A Shares....................................    33
Deferred Sales Charge on Class B .........................................    35
Special Redemptions.......................................................    38
Additional Services and Programs..........................................    39
Description of the Fund's Shares..........................................    40
Tax Status................................................................    42
State Income Tax Information..............................................    46
Calculation of Performance................................................    47
Brokerage Allocation......................................................    49
Transfer Agent Services...................................................    51
Custody of Portfolio......................................................    51
Independent Auditors......................................................    51
Appendix A-Description of Investment Risk.................................   A-1
Appendix B-Description of Bond Ratings....................................   B-1
Financial Statements......................................................   F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to January 2, 1991, when the Trust changed its name, it was known as John Hancock Tax-Exempt Series Fund. Prior to July 1, 1996, the Massachusetts Tax-Free Income Fund was known as the Massachusetts Portfolio.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental. There is no assurance that the Fund will achieve its investment objective.




The Fund is intended to provide investors with current income excludable from gross income for Federal income tax purposes and exempt from the personal income tax of Massachusetts. The Fund seeks to provide the maximum level of tax-exempt income that is consistent with preservation of capital.




Non-Diversification. The Fund is registered as a "non-diversified" investment company, permitting the Adviser to invest more than 5% of the assets of the Fund in the obligations of any one issuer. Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, the value of Fund shares may be more susceptible to any single economic, political or regulatory event than the shares of a diversified investment company.

Additional Risks. Securities in which the Fund may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or, as the case may be, the Massachusetts legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay when due principal of and interest on their tax-exempt bonds may be materially affected.

From time to time, proposals have been introduced before Congress which would adversely affect the Federal income tax consequences of holding tax-exempt bonds. Federal tax legislation enacted primarily during the 1980's limits the types and amounts of tax-exempt bonds issuable for certain purposes, especially for industrial development bonds and other types of so-called "private activity" bonds. Such limits may affect the future supply and yields of these types of tax-exempt bonds. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt bonds for investment by the Fund and the value of the Fund's investments could be materially affected by such changes in law, the Trustees would reevaluate the Fund's investment objective and policies and consider changes in the structure of the Fund or its dissolution.

All of the investments of the Fund will be made in:

         (1) tax-exempt bonds which at the time of purchase are rated BB or better by Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Services, Inc. ("Fitch") or Ba by Moody's Investors Service, Inc. ("Moody's"). Alternatively, the bonds may be unrated but considered by the Adviser to be of comparable quality. Not more than one-third of the Fund's total assets will be invested in Tax-Exempt Bonds rated lower than A or determined to be of comparable quality.

         (2) Notes of issuers having an issue of outstanding Tax-Exempt Bonds rated at least A by S&P, Moody's or by Fitch, or notes which are guaranteed by the U.S. Government or rated MIG-1 or MIG-2 by Moody's, or unrated notes which are determined to be of comparable quality by the Adviser.

         (3) Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the credit of the particular Federal agency or instrumentality.

         (4) Commercial paper which is rated A-1 or A-2 by S&P, P-1 or P-2 by Moody's, or at least F-1 by Fitch, or which is not rated, but is considered by the Adviser to be of comparable quality; obligations of banks with $1 billion of assets and cash equivalents, including certificates of deposit, bankers acceptances and repurchase agreements. Ratings of A-2 or P-2 on commercial paper indicate a strong capacity for timely payment, although the relative degree of safety is not as high as for issuers designated A-1 or P-1. Appendix B contains further information about ratings.

Tax-Exempt Bonds. These are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is excludable from gross income for Federal income tax purposes, without regard to whether the interest income thereon is exempt from the personal income tax of any state.


Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt bonds may be issued include the refunding of outstanding obligations or obtaining funds for general operating expenses.

In addition, certain types of "private activity bonds" may be issued by public authorities to finance privately operated housing facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal or student loans, or to obtain funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Such private activity bonds are included within the term tax-exempt bonds if the interest paid thereon is excluded from gross income for Federal income tax purposes.

The interest income on certain private activity bonds (including the Fund's distributions to its shareholders attributable to such interest) may be treated as a tax preference item under the Federal alternative minimum tax. The Fund will not include tax-exempt bonds generating this income for purposes of measuring compliance with the 80% fundamental investment policy described in the Prospectus.


Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may also constitute tax-exempt bonds, but current Federal tax law places substantial limitations on the size of such issues.

Yields. The yields or on tax-exempt bonds depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation and the rating (if any) of the issue. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of various tax-exempt bonds which they undertake to rate. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, tax-exempt bonds with the same maturity and interest rate with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of tax-exempt bonds or changes in the investment objectives of investors.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities, the portfolio manager of the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund may invest in debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

"Moral Obligation" Bonds. With "moral obligation" bonds, the Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

Tax-Exempt Notes. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

Project Notes. Project notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States Government guarantee. These notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

Tax-Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the notes.

Construction Loan Notes. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.

Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax- exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Ratings As Investment Criteria.

Lower Rated High Yield "High Risk" Debt Obligations. The Fund may invest in high yielding, fixed income securities rated below Baa by Moody's or BBB by S&P or Fitch or which are unrated but are considered by the Adviser to be of comparable quality. Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Bonds rated BB or Ba are generally referred to as junk bonds. See "Appendix B" attached hereto.

The values of lower-rated securities and those which are unrated but which are considered by the Adviser to be of comparable quality generally fluctuate more than those of high-rated securities. These securities involve greater price volatility and risk of loss of principal and income. In addition, the lower rating reflects a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower-rated securities generally respond to short-term market developments to a greater extent than for higher rated securities, because these developments are perceived to have a more direct relationship to the issuer's ability to meet its ongoing debt obligations. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund was investing in securities in the higher rated categories.

Ratings. Ratings for Bonds issued by various jurisdictions are noted herein. Such ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a rating will continue for any given period of time or that a rating will not be revised or withdrawn entirely by any or all of such rating agencies, if, in its or their judgment, circumstances so warrant. Any downward revision or withdrawal of a rating could have an adverse effect on the market prices of any of the bonds described herein.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests. Participation interests, which may take the form of interests in, or of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% of net assets limitation on investments in illiquid securities. The fund may purchase only those participation interest that mature in 60 days or less or, if maturing in more than 60 days, that have a floating rate that is automatically adjusted at least once every 60 days. Participation interests in municipal lease obligations will not be considered illiquid for purposes of the Fund's 15% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.

Repurchase Agreements. The Fund may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, a decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associates with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings are outstanding. The Funds will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.


Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on any securities in which it may invest on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchased a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates and securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies With Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts.

When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices.

Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short-Term Trading and Portfolio Turnover. The Fund may attempt to maximize current income through short-term portfolio trading. This will involve selling portfolio instruments and purchasing different instruments to take advantage of yield disparities in different segments of the market for government obligations. Short- term trading may have the effect of increasing portfolio turnover rate.

The portfolio turnover rate for the Fund is calculated by dividing the lower of that Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities whose maturities at the time of acquisition were 1 year or less) by the monthly average value of the securities in the Fund during the year. A high rate of portfolio turnover (100% or greater) involves correspondingly higher brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

SPECIAL RISKS

The following information as to certain special risks associated with investing in Massachusetts constitutes only a brief summary and does not purport to be a complete description of the considerations associated with such investments. The information is based in part on information from official statements related to securities offerings of Massachusetts issuers and is believed to be accurate.

MASSACHUSETTS TAX-EXEMPT BONDS

The economy of the Commonwealth of Massachusetts (the "Commonwealth") continues to remain strong with unemployment falling to 4.3% for 1996, while the national unemployment rate was 5.3%. In September 1997, the unemployment rate in the Commonwealth was 4.0% versus the national rate of 4.9%.

The financial condition of the Commonwealth has improved over the last five years. This improvement reflects the combination of implementing more conservative fiscal policy and budgetary practices, as well as increasing tax revenues from a steadily growing state economy. Since Fiscal 1994, the Commonwealth's tax revenues have increased from $10.6 billion to an estimated $12.9 billion in Fiscal 1998, an average annual gain of 5.3%. For Fiscal 1998, tax revenues are expected to remain level with 1997 estimates, while including a proposed reduction in the tax rate on certain personal income of $196 million, and a change in the sales tax payment schedule, accounting for $140 million. Initial projections suggest that Fiscal 1998 could mark the commonwealth's seventh consecutive operating surplus.

In response to continued strong economic growth, sound financial position, and the significant progress made in reducing the state's unfunded pension liability, Standard and Poor's raised the Commonwealth's credit rating from A+ to AA- in October of 1997.

Prior Fiscal Years



Fiscal 1995. Fiscal 1995 tax revenue collections totaled $11.163 billion. Budgeted revenues and other sources, including non-tax revenue collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7% above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

During Fiscal 1995, a modification was enacted creating a formula for assigning certain year-end surpluses to the Stabilization Fund. The new allocations called for sharing funds between the Stabilization Fund and the newly created Cost Stabilization Fund. Amounts in the Cost Relief Fund can be appropriated for the following purposes: 1) to subsidize costs of the Massachusetts Water Pollution Abatement Trust projects; 2) finance homeowner loans to facilitate compliance with sanitary waste regulations; 3) mitigate sewer rate increases; and 4) unanticipated obligations or extraordinary expenditures of the Commonwealth. As calculated by the Comptroller, the amount of surplus funds (as described above) for fiscal 1995 was approximately $94.9 million, of which $55.9 million was available to be carried forward as an initial balance for Fiscal 1996; $27.9 million was deposited in the Stabilization Fund; and approximately $11.1 million was deposited to the Cost Relief Fund.

Fiscal 1996. The Fiscal 1996 budget totaled approximately $16.9 billion, a $684 million, or 4.5% increase over Fiscal 1995 spending. Comprehensive educational reform funding with a $233 million addition represented the largest individual expenditure increase. The Commonwealth ended Fiscal Year 1996 showing a gain of 5.5% in total revenues and an operating surplus of 2.8%. An unexpected increase in income tax revenues produced sufficient revenues to fully fund the Stabilization Reserve to $543 million, a threshold set equal to 5% of tax revenues less debt service, and to establish a tax reduction reserve equal to $234 million. Monies in the tax reduction reserve were applied as one-time tax credit for Fiscal Year 1997.

Fiscal 1997. The 1997 budget provided for expenditures of $17.7 billion, an increase of 4.8% over Fiscal 1996. This budget incorporated an expected decline in income tax revenues and anticipated using reserves to maintain budget balance. Tax revenues, however, increased by 6.7% from 1996. On August 29th a supplemental appropriation bill was enacted, which provided for $195 million in additional fiscal 1997 appropriations, of which $63.7 million were carried forward into fiscal 1998.

The Legislature established a Capital Investment Trust Fund to provide for the transfer of $229.8 million to finance specified expenditures for equipment purchases, deferred maintenance and repairs, technology upgrades, and capital purchases and improvements. The spending authorization expires in 1999 when any unexpended balances in the fund will be transferred to the Stabilization Fund. In addition to the mandated transfer, the legislature transferred $100 million to the Stabilization Fund, and $128 million to a Caseload Increase Mitigation Fund which had been established in fiscal budget 1998.


Fiscal 1998. Governor Weld approved the fiscal 1998 budget providing for appropriations of approximately $18.4 billion on July 10, 1997. The budget represented a 2.8% increase over fiscal 1997 expenditures and was based on a tax revenue forecast of $12.85 billion and a budget revenue forecast of $18.749. On July 29, 1997 Paul Cellucci became Acting Governor of Massachusetts when
Governor Weld resigned to pursue the U.S. Ambassadorship to Mexico. The tax forecast was revised after review of quarterly receipts and increased to $13.3 billion on January 16, 1998. Preliminary revenues for fiscal 1998 are a record $14.026 billion, up $1.161 billion or 9% from fiscal 1997.

Supplemental appropriations were approved in the amount of $94 million, including the transfer of approximately $34.8 million to the Massachusetts Water Pollution Abatement Trust for the state revolving fund programs. On November 26, 1997 Acting Governor Cellucci approved legislation transferring off-budget $206.3 million Department of Medical assistance reserves to indemnify certain medical facilities against losses that may result from providing uncompensated care.

Standard & Poor's upgraded Massachusetts to AA- from A+ in October 1997, citing strong debt management and favorable reserves. In January 1998 Fitch also upgraded the Commonwealth to AA- from A+ and Moody's followed suit and upgraded its rating in the spring of 1998, from A1 to AA3. All of the rating agencies cited concerns surrounding the funding of the $11.6 billion Central Artery/Tunnel Project. Much of the funding is expected to come from federal aid, however, any shortfalls will place the burden on the general obligation on the state and upon the Turnpike Authority and Port Authority. Current Fiscal Year

Fiscal 1999. Governor Paul Cellucci signed a $19.5 billion budget for fiscal 1999 after adjusting for shifts to and from off-budget accounts. The budget is based on a tax revenue estimate of $13.665 billion. Budgeted revenues for fiscal 1999 are projected at $18.961 billion, representing a 2.9% increase over the fiscal 1998 forecast. The administration anticipates a fiscal 1999 stabilization fund balance of $878.1 million.

The Cellucci Administration proposes $244.8 million in income tax cuts including a reduction of the Part B ("earned income") tax rate from 5.95% to 5% over three years, a reduction of the Part A ("unearned income") tax rate from 12% to 5% over 5 years, credits and savings for children's higher education costs, an exemption from capital gains taxes upon the sale of a house, and an exemption for providing care to an elderly relative.

The budget also incorporates revenue and spending transfers between budgeted and non-budgeted accounts. The Governor proposes moving the Children's and Senior's Health Care Assistance Fund and the Children's Medical Security Plan off-budget, which would result in a shift of $403 million in spending to a trust fund that would not require further appropriation. This recommendation also proposes that $37 million in payments for the uninsured be transferred off-budget to a trust within the Division of Health Care Finance and Policy. Other recommendations that would call for transfers off-budget are pest control, maintenance of state buildings, and the administration of the Low Income Housing Tax Credit.

The Administration recommends spending $19.06 billion or $19.49 billion when adjusted for the proposed transfers to and from off-budget accounts. This represents a 3.4% increase over projected fiscal 1998 expenditures. Under the Governor's proposal funding for the Department of Education will increase $357 million, aid to cities and towns will increase $309.7 million, an additional $69 million will be spent for Medicaid program medical inflation, and the State Lottery will fund additional local aid of $34 million.

The transition of Middlesex and Franklin Counties into state government and the assumption by the Commonwealth of the operations of Hampden and Worcester counties will result in the additional state spending of $13.3 million in fiscal 1999. The additional spending is expected to be offset by county revenues that will be credited to the state.

Federal reimbursement for Medicaid and revenue from block grants for Temporary Assistance to Needy Families and Child Care Programs are projected to total $3.216 billion in fiscal 1999, or $3.518 billion when adjusted for the impact of transfers to off-budget accounts. This represents a decrease of nearly 4.7% from the prior fiscal year. Medicaid revenue is projected to total $1.986 billion reflecting a $195 million decrease from fiscal 1998. The decrease is due to the Cellucci Administration's recommendation to transfer off-budget the Children's and Senior's Health Care Assistance and "safety net" payments for the uninsured, and the discontinuance of the federally reimbursed disproportionate share revenue. The Commonwealth expects to receive block grants totaling $129.1 million for the Child Care Development Fund and for the Social Services Fund and $459.4 million for the Temporary Assistance to Needy Families. The Commonwealth's anticipates spending $321.6 million for Transitional Aid for Families with Dependent Children, $91.9 million to the Child Care Fund, and $45.9 to the Social Services Program Funds.

Fiscal 1999 budget recommendations call for appropriations of $945.3 million for pension funding, $93.9 million less tan the amount appropriated for the prior fiscal year. The recommended amount reflects the elimination in 1997 of the Commonwealth's responsibility for funding cost-or-living adjustments and the adoption of a revised funding schedule. The proposed budget also includes a $20 million reserve to reduce the unfunded pension liabilities attributable to former employees of Franklin, Hampden, Middlesex and Worcester counties.

Credit Factors

Massachusetts has one of the highest debt loads among the states. Debt per capita is $2,314, compared to the state median of $422 and debt, as a percent of personal income is 7.8%, compared to the median of 2.1%. Financing of the $11.6 billion Central Artery Tunnel Project remains a concern. Forty-five percent of the funding is to come from federal aid with the remainder from bondings and contributions from the Commonwealth, the Turnpike Authority and the Port Authority. Ultimately, the Commonwealth is responsible for any shortfalls in federal funding or increased costs. As of August 1998, the project was 42% complete.

Despite these concerns, Massachusetts has a vibrant and diverse economy. In August 1998, unemployment dipped to 3%, down from 3.1% in July. Employment has risen a favorable 2.7% since August 1997. The Commonwealth has demonstrated sound fiscal management; produced strong operating results and has been successful in strengthening its cash and reserve balances.


The investment objectives and policies described above under the caption "Investment Objective and Policies" are not fundamental and may be changed by the Trustees without shareholder approval. The policy of the Fund requiring that under normal circumstances at least 80% of the Fund's net assets consist of Tax-Exempt Bonds is fundamental and may not be changed by the Trustees without shareholder approval.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The fundamental investment restrictions will not be changed for the Fund without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

 The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not purchase securities while borrowings are outstanding.

         (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 10% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that in connection with the disposition of Fund securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933. The Fund may also participate as part of a group in bidding for the purchase of Tax- Exempt Bonds directly from an issuer in order to take advantage of the lower purchase price available to members of such groups.

         (5) Purchase or sell real estate or any interest therein, but this restriction shall not prevent the Fund from investing in Tax-Exempt Bonds secured by real estate or interests therein.

         (6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies in an amount up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         (7) Purchase or sell commodities or commodity contracts or puts, calls or combinations of both, except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. (Tax- Exempt Bonds and securities issued or guaranteed by the United States Government and its agencies and instrumentalities are not subject to this limitation.)

         (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if such purchase would cause more than 10 percent of the outstanding voting securities of such issuer to be held by the Fund.

Non-fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval:

The Fund may not:

         (1) Except as permitted by fundamental investment restriction (4) above, participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable Fund securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (2) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold short and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (3) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

         (4)      invest more than 15% of its net assets in illiquid securities.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and/or Trustees of the Fund are also officers and/or directors of the Adviser or officers and Trustees of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                   Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                              Chairman, Director and Chief
October 1944                                                                   Executive Officer, The Berkeley
                                                                               Financial Group, Inc. ("The
                                                                               Berkeley Group"); Chairman and
                                                                               Director, NM Capital Management,
                                                                               Inc. ("NM Capital"), John Hancock
                                                                               Advisers International Limited
                                                                               ("Advisers International") and
                                                                               Sovereign Asset Management
                                                                               Corporation ("SAMCorp"); Chairman,
                                                                               Chief Executive Officer and
                                                                               President, John Hancock Funds, Inc.
                                                                               ("John Hancock Funds"); Chairman,
                                                                               First Signature Bank and Trust
                                                                               Company; Director, John Hancock
                                                                               Insurance Agency, Inc. ("Insurance
                                                                               Agency, Inc."), John Hancock
                                                                               Advisers International (Ireland)
                                                                               Limited ("International Ireland"),
                                                                               John Hancock Capital Corporation
                                                                               and New England/Canada Business
                                                                               Council; Member, Investment Company
                                                                               Institute Board of Governors;
                                                                               Director, Asia Strategic Growth
                                                                               Fund, Inc.; Trustee, Museum of
                                                                               Science; Director, John Hancock
                                                                               Freedom Securities Corporation
                                                                               (until September 1996); Director,
                                                                               John Hancock Signature Services,
                                                                               Inc. ("Signature Services") (until
                                                                               January 1997).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dennis S. Aronowitz                     Trustee                                Professor of Law, Emeritus, Boston
1216 Falls Boulevard                                                           University School of Law (as of
Fort Lauderdale, FL  33327                                                     1996); Trustee, Brookline Savings
June 1931                                                                      Bank.

Richard P. Chapman, Jr.                 Trustee (1)                            President, Brookline Savings Bank
160 Washington Street                                                          (lending); Director, Lumber
Brookline, MA  02147                                                           Insurance Companies (fire and
February 1935                                                                  casualty insurance); Trustee,
                                                                               Northeastern University (education);
                                                                               Director, Depositors Insurance Fund,
                                                                               Inc. (insurance).

William J. Cosgrove                     Trustee                                Vice President, Senior Banker and
20 Buttonwood Place                                                            Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                        N.A. (retired September 1991);
January 1933                                                                   Executive Vice President, Citadel
                                                                               Group Representatives, Inc.; EVP
                                                                               Resource Evaluation, Inc.
                                                                               (consulting) (until October 1993);
                                                                               Trustee, the Hudson City Savings
                                                                               Bank (since 1995).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Douglas M. Costle                       Trustee (1)                            Director, Chairman and Distinguished
RR2 Box 480                                                                    Senior Fellow, Institute for
Woodstock, VT  05091                                                           Sustainable Communities, Montpelier,
July 1939                                                                      Vermont (since 1991); Dean, Vermont
                                                                               Law School (until 1991); Director,
                                                                               Air and Water Technologies (until
                                                                               1996) (environmental services and
                                                                               equipment), Niagara Mohawk Power
                                                                               Corp. (electric services); Concept
                                                                               Five Technologies (until 1997);
                                                                               Mitretek Systems (governmental
                                                                               consulting services); Conversion
                                                                               Technologies, Inc.; Living
                                                                               Technologies, Inc.


Leland O. Erdahl                        Trustee                                Vice President, Chief Financial
8046 Mackenzie Court                                                           Officer and Director of Amax Gold,
Las Vegas, NV  89129                                                           Inc.; Uranium Resources Corporation;
December 1928                                                                  Hecla Mining Company, Canyon
                                                                               Resources Corporation and Original
                                                                               Sixteen to One Mines, Inc.
                                                                               (1984-1987 and 1991-1995)
                                                                               (management consultant).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                         Positions Held                        Principal Occupation(s)
Name and Address                         With the Company                      During the Past Five Years
----------------                         ----------------                      --------------------------
Richard A. Farrell                       Trustee                               President of Farrell, Healer & Co.,
The Venture Capital Fund of New England                                        (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                           Trustee                               Senior Vice President and Chief
3054 So. Abingdon Street                                                       Economist, The Conference Board
Arlington, VA  22206                                                           (non-profit economic and business
December 1947                                                                  research); Director, Unisys Corp.;
                                                                               and H.B. Fuller Company.  Director,
                                                                               National Bureau of Economic Research
                                                                               (academic).

William F. Glavin                        Trustee                               President  Emeritus,  Babson College
120 Paget Court-John's  Island                                                 (as  of  1997);  Vice  Chairman,  Xerox
Vero  Beach, FL 32963                                                          Corporation (until June 1989);
March 1932                                                                     Director, Caldor Inc., Reebok, Inc.
                                                                               (since 1994) and Inco Ltd.

Anne C. Hodsdon *                        Trustee and President (1,2)           President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser, The
Boston, MA  02199                                                              Berkeley Group; Director, John
April 1953                                                                     Hancock Funds, Advisers
                                                                               International, Insurance Agency,
                                                                               Inc. and International Ireland;
                                                                               President and Director, SAMCorp. and
                                                                               NM Capital; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).

-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Dr. John A. Moore                       Trustee                                President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee                                Executive Director, Council for
CIES                                                                           International Exchange of Scholars
3007 Tilden Street, N.W.                                                       (since January 1998), Vice
Washington, D.C.  20008                                                        President, Institute of
May 1943                                                                       International Education (since
                                                                               January 1998); Cornell Institute of
                                                                               Public Affairs, Cornell University
                                                                               (until December 1997); President
                                                                               Emerita of Wells College and St.
                                                                               Lawrence University; Director,
                                                                               Niagara Mohawk Power Corporation
                                                                               (electric utility).



John W. Pratt                           Trustee                                Professor of Business Administration
2 Gray Gardens East                                                            Emeritus, Harvard University
Cambridge, MA  02138                                                           Graduate School of Business
September 1931                                                                 Administration (as of June 1998).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc., SAMCorp.
                                                                               and NM Capital; Director, The
                                                                               Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee                                Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Ft. Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Director and Senior
                                                                               Vice President, The Berkeley Group;
                                                                               President, the Adviser (until
                                                                               December 1994); Director, Signature
                                                                               Services (until January 1997).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                        Positions Held                         Principal Occupation(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------
James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, NM Capital and
                                                                               SAMCorp.; Clerk, Insurance Agency,
                                                                               Inc.; Counsel, John Hancock Mutual
                                                                               Life Insurance Company (until
                                                                               February 1996), and Vice President
                                                                               of John Hancock Distributors, Inc.
                                                                               (until April 1994).


Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group, NM Capital;
March 1950                                                                     Vice President, John Hancock
                                                                               Distributors, Inc. (until April
                                                                               1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of September 15, 1998, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of outstanding shares of the Fund:



                                                       Percentage of Total
                                                       Outstanding Shares of the
Name and Address of Shareholder      Class of Shares   Class of the Fund
-------------------------------      ---------------   -----------------

MLPF&S For The Sole Benefit of              B                  10.30%
Its Customers
Attn: Fund Administration 97M77
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484


The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services for the Fund's most recently completed fiscal year. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                                                            Total Compensation
                                  Aggregate               From the Fund and John
                               Compensation from          Hancock Fund Complex
Independent Trustees             the Fund (1)                 to Trustees (2)
--------------------             ------------                 ---------------

Dennis J. Aronowitz                   $                         $ 72,000
Richard P. Chapman*                                               75,000
William J. Cosgrove*                                              72,000
Douglas Costle                                                    75,000
Leland O. Erdahl                                                  72,000
Richard A. Farrell                                                75,000
Gail D. Fosler                                                    72,000
William F. Glavin*                                                72,000
Dr. John A. Moore*                                                72,000
Patti McGill Peterson                                             72,000
John Pratt                                                        72,000
Edward J. Spellman                                                75,000
                                                              ----------
Total                                                           $876,000

1Compensation is for the fiscal year ended August 31, 1998.

2Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 1997. As of this date, there were sixty-seven funds in the John Hancock Fund Complex with each of these Independent Trustees serving on thirty-two funds.

*As of September 30, 1997, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $74,492, Mr. Cosgrove was $166,255, Mr. Glavin was $196,225 and for Dr. Moore was $78,822 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees.


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and other mutual funds and publicly traded investment companies in the John Hancock group of funds, having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard and Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.


The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the subject Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:


                     Net Asset Value                           Annual Rate

                    First $250 million                            0.500%
                    Next $250 million                             0.450%
                    Next $500 million                             0.425%
                    Next $250 million                             0.400%
              Amounts over $1,250,000,000                         0.300%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Advisory Agreement relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement, or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

For the years ended August 31, 1996, 1997 and 1998, the management fee paid by the Fund to the Adviser amounted to $39,064, $64,441 and $ , for services, respectively.

Accounting and Legal Services Agreement The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 1996, 1997 and 1998, the Fund paid the Adviser $6,958, $10, 451 and $ , respectively, for services under this Agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre- clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended August 31, 1996, 1997 and 1998 were $219,862, $153,486 and $
, respectively, and $25,097, $15,682 and $ , respectively, were retained by John Hancock Funds in 1996, 1997 and 1998. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of the Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund, because the Trustees may terminate Class B Plan at any time. For the fiscal year ended August 31, 1998, an aggregate of $ of distribution expenses or % of the average net assets of the Fund's Class B shares was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.


The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by the Fund in proportion to the relative net asset value of the participating Fund.


During the fiscal year ended August 31, 1998, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.

                                                  Expense Items
                                                  -------------

                                                  Printing and
                                                   Mailing of                                              Interest,
                                                  Prospectuses     Compensation           Expenses of     Carrying or
                                                     to New             to               John Hancock    Other Finance
                                Advertising       Shareholders     Selling Brokers       Funds             Charges
                                -----------       ------------     ---------------       -----             -------
  Class A                       $                 $                $                     $               $
  Class B                       $                 $                $                     $               $

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution Contracts" in this Statement of Additional Information . The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

                                                          Maximum
                                   Sales charge           Reallowance          First year
                                   paid by investors      or commission        service fee             Maximum
                                   (% of offering         (% of offering       (% of offering          total compensation (1)
Class A investments                price)                 price)               price)                  (% of offering price)
                                   ------                 ------               ------                  ---------------------
Up to $99,999                      4.50%                  3.76%                0.25%                   4.00%
$100,000 - $249,999                3.75%                  3.01%                0.25%                   3.25%
$250,000 - $499,999                3.00%                  2.26%                0.25%                   2.50%
$500,000 - $999,999                2.00%                  1.51%                0.25%                   1.75%

Regular investments of
$1 million or more
-------------------
First $1M - $4,999,999             --                     0.75%                0.25%                   1.00%
Next $1 - $5M above that           --                     0.25%                0.25%                   0.50%
Next $1 and more above that        --                     0.00%                0.25%                   0.25%

                                                          Maximum
                                                          reallowance          First year
                                                          or commission        service fee             Maximum
                                                          (% of offering       (% of offering          total compensation
Class B investments                                       price)               price)                  (% of offering price)
                                                          ------               ------                  ---------------------

All amounts                                               3.75%                0.25%                   4.00%

 (1)  Reallowance/commission   percentages   and  service  fee  percentages  are
      calculated  from  different  amounts,  and  therefore  may not equal total compensation percentages if combined using simple addition.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class' net assets by the number of its shares outstanding.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining a reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:


         o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.


         o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

         o A former participant in an employee benefit plan with John Hancock Funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to a Fund.

         o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

         o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

         o Retirement plans investing through PruArray Program sponsored by Prudential Securities.

         o        Pension plans transferring assets from a John Hancock variable
                  annuity   contract  to  the  Fund  pursuant  to  an  exemptive
                  application approved by the Securities Exchange Commission.


         o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:


         Amount Invested                                 CDSC Rate

         $1 to $4,999,999                                 1.00%
         Next $5 million to $9,999,999                    0.50%
         Amounts of $10 million and over                  0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.


Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account, and (c) groups which quality for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.


Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current account value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen
(13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs) SIMPLE IRA,  SIMPLE  401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans.  Non-qualified  and  qualified  retirement  plan  investments cannot be combined to satisfy the LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months), the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the subject Fund to sell, any additional Class A shares and may be terminated at any time.


DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge (" CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                       (200.00)
    oMinus proceeds of 10 shares not subject to CDSC
    (dividend reinvestment)                                             (120.00)
                                                                        -------
    oAmount subject to CDSC                                             $280.00

*The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless Trust is dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.


* Redemption where the proceeds are used to purchase a John Hancock Declaration Variable Annuity.


* Redemptions of Class B shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.


For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.


* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.


* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.



CDSC Matrix for Class B
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Type of               401(a) Plan          403(b)            457              IRA, IRA          Non-
Distribution          (401(k), MPP,                                           Rollover          Retirement
                      PSP)
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Death or              Waived               Waived            Waived           Waived            Waived
Disability
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Over 70 1/2           Waived               Waived            Waived           Waived for        12% of
                                                                              mandatory         account value
                                                                              distributions     annually in
                                                                              or 12% of         periodic
                                                                              account value     payments
                                                                              annually in
                                                                              periodic
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Between 59 1/2        Waived               Waived            Waived           Waived for        12% of
and 70 1/2                                                                    Life              account
                                                                              Expectancy        value
                                                                              or 12% of         annually in
                                                                              account value     periodic
                                                                              annually in       payments
                                                                              periodic
                                                                              payments.

--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Under 59 1/2          Waived for           Waived for        Waived for       Waived for        12% of
                      annuity              annuity           annuity          annuity           account
                      payments (72t)       payments (72t)    payments (72t)   payments (72t)    value
                      or 12% of            or 12% of         or 12% of        or 12% of         annually in
                      account value        account value     account value    account value     periodic
                      annually in          annually in       annually in      annually in       payments
                      periodic             periodic          periodic         periodic
                      payments.            payments.         payments.        payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Loans                 Waived               Waived            N/A              N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Termination of        Not Waived           Not Waived        Not Waived       Not Waived        N/A
Plan
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Hardships             Waived               Waived            Waived           N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Return of             Waived               Waived            Waived           Waived            N/A
Excess
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS


Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purpose of making such payment at the same value as used in determining the Fund's net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on the purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A and Class B shares at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investment will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.


Reinstatement and Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of the CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.


To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement Plans participating in Merrill Lynch's servicing programs.

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and in one or more classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two series of shares - John Hancock Massachusetts Tax-Free Income Fund and the John Hancock New York Tax-Free Income Fund. The Trustees have also authorized the issuance of two classes of shares of each series, designated as Class A and Class B.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class or series of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.
No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.


Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. The Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder of any Fund held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

TAX STATUS

Federal Income Taxation


 The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a four percent non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.


The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or "related person" thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed money may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.


Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax- exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of Fund securities and/or engage in options or futures transactions that will generate capital gains. At the time of an investor's purchase of the Fund's shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the amount disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not, in any event, distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has a realized capital loss carryforward of $524,746, of which $387,469 expires August 31, 2003 and $137,277 expires August 31, 2004.

The Fund is required to accrue original issue discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, and possibly other investments or transactions, are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.


The Fund may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Fund invests in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.


Dividends and capital gain distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.

Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting or successor Fund positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes, except as described below under "State Income Tax Information." The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

STATE INCOME TAX INFORMATION

MASSACHUSETTS TAXES


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


To the extent that exempt-interest dividends paid to shareholders by the Fund are derived from interest on tax-exempt bonds of the Commonwealth of Massachusetts and its political subdivisions or Puerto Rico, the U.S. Virgin Islands or Guam and are properly designated as such, these distributions will be exempt from Massachusetts personal income tax. For Massachusetts personal income tax purposes, dividends from the Fund's taxable net investment income, tax-exempt income from obligations not described in the preceding sentence, and short-term capital gains, if any, will generally be taxable as ordinary income, whether received in cash or additional shares.

However, any dividends that are properly designated as attributable to interest the Fund receives on direct U.S. Government obligations will not be subject to Massachusetts personal income tax. Dividends properly designated as from net capital gain are generally taxable as long-term capital gains, regardless of how long shareholders have held their Fund shares. However, a portion of such a long-term capital gains distribution will be exempt from Massachusetts personal income tax if it is properly designated as attributable to gains realized on the sale of certain tax-exempt bonds issued pursuant to Massachusetts statutes that specifically exempt such gains from Massachusetts taxation. Dividends from investment income (including exempt- interest dividends) and from capital gains will be subject to, and shares of the Fund will be included in the net worth of intangible property corporations for purposes of, the Massachusetts corporation excise tax if received by a corporation subject to such tax.


For personal income tax purposes, long-term capital gains from the sale of a capital asset are generally taxed on a sliding scale at rates ranging from 5% to 0%, with the applicable tax rate declining as the tax holding period of the asset (beginning on the later of January 1, 1995 or the date of actual acquisition) increases from more than one year to more than six years.
Massachusetts resident individuals, as well as estates or personal trusts subject to Massachusetts income taxation, are subject to this tax structure with respect to redemption, exchanges or other dispositions of their shares of the Fund, assuming that they hold their shares of the Fund as capital assets for Massachusetts tax purposes. The applicable statutory provision does not address the Massachusetts tax treatment of dividends paid by the Fund that are designated and treated as long-term capital gains for Federal income tax purposes. The Massachusetts Department of Revenue (the "DOR") has proposed regulations under which this distribution would be taxed at the maximum 5% rate unless a mutual fund reports to the DOR and the shareholder within a prescribed time period the portions of the distribution attributable to gains in each separate holding period category, in which case each such portion would be taxed at the rate applicable to the appropriate holding period category. The Fund anticipates that, to the extent practicable, it will provide the appropriate information under the applicable DOR regulations or other administrative positions.


CALCULATION OF PERFORMANCE


For the 30-day period ended August 31, 1998, the annualized yield for the Fund's Class A and Class B shares were % and % , respectively. The average annual total returns of the Fund's Class A shares for the 1 year, 5 years and the life-of-fund periods ended August 31, 1998 were %, % and %, respectively. The total returns since inception on October 3, 1996, for Class B shares were %.


The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                                                      6
                            Yield = ( [ (a - b) + 1 ]   - 1
                                         -----
Where:                                     cd

         a=       dividends and interest earned during the period.
         b=       net expenses accrued during the period.
         c=       the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
         d=       the maximum offering price per share on the last day of the period (NAV where applicable).

The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A and Class B shares at the combined maximum federal and Massachusetts tax rates, which assumes the full deductibility of state income taxes on the federal income tax return, for the 30-day period ended August 31, 1998 were %, %, respectively.


Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of-fund period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 n _____
                            T = \ /ERV/P - 1

Where:

P   =     a  hypothetical initial investment of $1,000.
T   =     average annual total return.
n   =     number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion or original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit, ("CDs") which differ from mutual funds in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in national financial publication such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S, BARRON'S, etc., as well as LIPPER, may be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION


Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.


The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser.

The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended August 31, 1996, 1997 and 1998, the Fund paid negotiated brokerage commissions in the amount of $5,721, $5,172 and $ , respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Funds may pay to a broker which provides brokerage and research services to the Funds an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 1998, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc., a broker-dealer ("Distributors" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ending August 31, 1996, 1997 and 1998, the Fund did not execute any portfolio transactions with Affiliated Brokers.


Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account and $22.50 for each Class B shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT ACCOUNTANTS


The independent accountants of the Fund are        .       audits and renders an
opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

     oHedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     oSpeculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

     oLiquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.(e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

                                   APPENDIX B

RATINGS

Moody's describes its ratings for Tax-Exempt Bonds as follows:

Bonds. "Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of grater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"Bonds which are rated 'C' are the lowest rated classes of bonds, and issues so rated can be regarded as having extremely poor prospects of ever obtaining any real investment standing."

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's describes its ratings for Tax-Exempt Bonds as follows:

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Debt rated "BB," "B," "CCC," or "CC" is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch describes its rating for Tax-Exempt Bonds as follows:

         AAA.     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA. Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and the 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

         A. Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB. Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         BB. Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Notes. Ratings for state and municipal notes and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance on bond risk are of lesser importance in the short run. Symbols will be used as follows:

"MIG-1 Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

"MIG-2 Notes bearing this designation are of high quality with margins of protection ample although not so large as in the preceding group."

Commercial Paper. As described in the Prospectus, the Fund may invest in commercial paper which is rated A-1 or A-2 by Standard & Poor's, P-1 or P-2 by Moody's or F-1+ or f1 by Fitch.

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+     Exceptionally strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1      Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+"

FINANCIAL STATEMENTS

                         JOHN HANCOCK TAX-EXEMPT SERIES

                                     PART C.

                               OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the

Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Anne C. Hodson                     Director and Executive Vice                       President
101 Huntington Ave                          President
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                       Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Richard O. Hansen                       Senior Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Osbert M. Hood                          Senior Vice President                         None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
380 Stuart Street
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

                                      C-3


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                       Vice President and                       None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

                                      C-4


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington avenue
Boston, Massachusetts

Anthony P. Petrucci                      Executive Vice President                    None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Kathleen M. Graveline                    Senior Vice President                       None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Keith Hartstein                          Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Karen Walsh                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

J. William Bennintende                       Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                  Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                             Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 28. Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     (a) Not applicable.

     (b) Not applicable

     (c) The Registrant on behalf of each of its each of its series undertakes to furnish each person to whom a prospectus is delivered with a copy of such series' annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 12th day of October, 1998.

                                         JOHN HANCOCK TAX EXEMPT SERIES FUND

                                          By: /s/ Edward J. Boudreau, Jr.
                                              ---------------------------
                                              Edward J. Boudreau, Jr.*
                                              Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                  Title                             Date
       ---------                                  -----                             ----

------------------------                Chairman
Edward J. Boudreau, Jr.*                (Principal Executive Officer)

/s/James B. Little
------------------------                Senior Vice President and Chief
James B. Little                         Financial Officer (Principal            October 12, 1998
                                        Financial and Accounting Officer)


------------------------                Trustee
Dennis S. Aronowitz*

------------------------                Trustee
Richard P. Chapman, Jr.*

------------------------                Trustee
William J. Cosgrove*

------------------------                Trustee
Douglas M. Costle*

------------------------                Trustee
Leland O. Erdahl*

------------------------                Trustee
Richard A. Farrell*

------------------------                Trustee
Gail D. Fosler*

------------------------                Trustee
William F. Glavin*

------------------------                Trustee
Anne C. Hodsdon*


                                      C-7

       Signature                                  Title                             Date
       ---------                                  -----                             ----


------------------------                Trustee
John A. Moore

------------------------                Trustee
Patti McGill Peterson*

------------------------                Trustee
John W. Pratt*

------------------------                Trustee
Richard S. Scipione*

------------------------                Trustee
Edward J. Spellman*

*By:  /s/Susan S. Newton                                                        October 12, 1998
      ------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      May 21, 1996.

                      John Hancock Tax-Exempt Series Trust


                                INDEX TO EXHIBITS


99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated 7/1/96.**

99.(a).1 Establishment and Designation of Class A Shares and Class B Shares of
         Beneficial Interest dated July 1, 1996.**

99.(b)   By-Laws.  Amended and Restated By-Laws dated December 3, 1996.**

99.(c) Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contract between the New York Tax-Free Income Fund and John Hancock Advisers, Inc. dated July 1, 1996.**

99.(d).1 Investment Management Contract between Massachusetts Tax-Free Income
         Fund and John Hancock Advisers, Inc. dated July 1, 1996.**

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Broker Distribution Services, Inc. dated August 1, 1991.*

99.(e).1 Form of Soliciting Dealer Agreement between John Hancock Broker
         Distribution, Inc. and Selected Dealers.*

99.(f)   Bonus or Profit Sharing Contracts. Not Applicable.

99.(g) Custodian Agreements. Master Custodian Agreement with Registrant and Investors Bank & Trust Company.*

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998.+

99.(i)   Legal Opinion. Not Applicable.

99.(j)   Other Opinions. Not Applicable.

99.(k)   Omitted Financial Statements. Not Applicable.

99.(l) Initial Capital Agreements. Subscription agreement between Registrant and John Hancock Advisers, Inc.*

99.(m) Rule 12b-1 Plan. Amended and Restated Distribution Plan for Class A shares between John Hancock Tax-Exempt Series Fund and John Hancock Funds, Inc. dated July 1, 1996.***

99.(m).1 Amended and Restated Distribution Plan for Class B shares between John
         Hancock TaxExempt Series Fund and John Hancock Funds, Inc. dated July 1, 1996.**

Financial Data Schedule.

99.(n).1A Not Applicable. Massachusetts Tax-Free Income Fund

99.(n).1B Not Applicable. Massachusetts Tax-Free Income Fund

99.(n).2A Not Applicable. New York Tax-Free Income Fund

99.(n).2B Not Applicable. New York Tax-Free Income Fund

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A and Class B Multiple Class Plan Pursuant to Rule 18f-3 dated May 1, 1998.+


* Previously filed electronically with post-effective amendment no. 10, file nos. 811-5079 and 33-12947 on December 25, 1995, accession number 0000950156-95-000881.

** Previously filed electronically with post-effective amendment no. 12 file nos. 811-5079 and 33- 12947 on December 20, 1996, accession number 0001010521-96-000226.

*** Previously filed electronically with post-effective amendment no. 13, file nos. 811-5079 and 33-12947 on December 23, 1997, accession number 0001010521-97-000441.

+        Filed herewith.